BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 3.0%
Cayman Islands — 0.4%
(a)(b)
Dewolf Park CLO Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month +
2.15%), 2.33%, 10/15/30 ....... USD 1,000 $ 1,000,521
Madison Park Funding XIX Ltd., Series
2015-19A, Class A2R2, (LIBOR
USD 3 Month + 1.50%), 1.68%,
01/22/28 ................. 2,000 1,998,002
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class CR, (LIBOR
USD 3 Month + 1.60%), 1.79%,
04/20/27 ................. 1,000 986,916
Palmer Square Loan Funding Ltd.,
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.78%,
08/20/27 ................. 1,500 1,497,594
5,483,033
Ireland — 2.2%
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 6.45%, 04/15/34
(b)
EUR 1,300 1,516,802
Anchorage Capital Europe CLO DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 5.71%, 04/25/34
(b)
700 826,592
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E,
(EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(b)
........... 919 1,033,248
Avoca CLO XIV DAC
(b)
:
Series 14X, Class ER, (EURIBOR
3 Month + 4.70%), 4.70%,
01/12/31 ............... 1,970 2,253,673
Series 14X, Class FR, (EURIBOR
3 Month + 6.35%), 6.35%,
01/12/31 ............... 2,200 2,493,755
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 1,275,432
Avoca CLO XV DAC
(b)
:
Series 15X, Class ER, (EURIBOR
3 Month + 4.13%), 4.13%,
04/15/31 ............... 1,765 1,985,788
Series 15X, Class FR, (EURIBOR
3 Month + 5.84%), 5.84%,
04/15/31 ............... 3,425 3,755,194
Series 15X, Class M1, 0.00%,
04/15/31 ............... 5,300 4,355,842
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34
(b)(c)
.... 700 812,187
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34
(b)
..... 700 804,005
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34
(b)
600 686,414
CVC Cordatus Loan Fund XX DAC,
0.00%, 06/22/34 ............ 369 439,194
Harvest CLO XXIII DAC, Series 23X,
Class E, (EURIBOR 3 Month +
5.33%), 5.33%, 10/20/32
(b)
..... 473 538,091
Henley CLO IV DAC, Series 4X, Class
E, (EURIBOR 3 Month + 5.25%),
5.25%, 04/25/34
(b)(c)
.......... 700 813,037
Security
Par (000)
Par (000) Value
Ireland (continued)
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32
(b)
..... EUR 1,062 $ 1,270,990
Invesco Euro CLO V DAC, Series 5X,
Class E, (EURIBOR 3 Month +
5.81%), 5.81%, 01/15/34
(b)
..... 400 475,177
Marino Park CLO DAC, Series 1X,
Class D, (EURIBOR 3 Month +
5.67%), 5.67%, 01/16/34
(b)
..... 400 466,479
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34
(b)
........... 438 513,405
North Westerly VII ESG CLO DAC,
0.00%, 05/15/35 ............ 280 333,264
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(b)
........... 597 703,388
OCP Euro CLO DAC
(b)
:
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32 ............... 1,000 1,150,265
Series 2019-3X, Class ER,
(EURIBOR 3 Month + 6.02%),
6.02%, 04/20/33 .......... 523 609,196
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32
(b)
........... 950 704,063
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35
(b)
........... 400 465,341
Rockford Tower Europe CLO
DAC, Series 2021-1X, Class E,
(EURIBOR 3 Month + 5.96%),
5.96%, 04/20/34
(b)
........... 578 673,601
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35
(b)
700 824,744
Voya Euro CLO I DAC, Series 1X,
Class SUB, (EURIBOR 3 Month +
0.00%), 0.00%, 10/15/30
(b)
..... 2,894 2,688,017
34,467,184
Netherlands — 0.2%
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30
(b)
........... 5,300 3,679,721
United Kingdom — 0.2%
Greene King Finance plc
(b)
:
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.88%, 12/15/34 .... GBP 1,678 1,963,998
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.16%, 03/15/36 .... 800 911,493
2,875,491
Total Asset-Backed Securities — 3.0%
(Cost: $50,634,263) .............................. 46,505,429
Shares
Shares
Common Stocks — 2.9%
Brazil — 0.1%
Oi SA, ADR
(d)
................ 674,820 1,032,475

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Canada — 0.1%
Stem, Inc., (Acquired 4/28/2021, cost
$606,000)
(d)(e)
.............. 60,600 $ 1,520,557
Italy — 0.0%
Telecom Italia SpA ............. 171,684 100,703
Luxembourg — 0.5%
(d)
468 Spac I SE, Class A .......... 329,208 3,839,166
Lakestar Spac I SE ............ 276,413 3,356,407
7,195,573
United Kingdom — 0.0%
(d)
Genius Sports Ltd. ............. 4,085 86,193
NEW Look Retailers
(c)
........... 2,879,698 40
86,233
United States — 2.2%
Advanced Micro Devices, Inc.
(d)
.... 20,000 1,632,400
Altice USA, Inc., Class A
(d)
........ 7,063 256,458
ArcLight Clean Transition Corp. II
(d)
.. 10,160 103,632
Caesars Entertainment, Inc.
(d)
..... 24,800 2,426,432
California Resources Corp.
(d)
...... 13,815 327,415
Climate Real Impact Solutions II
Acquisition Corp.
(d)
........... 4,192 42,339
Crown PropTech Acquisitions
(d)
..... 29,076 289,306
Crown PropTech Acquisitions
(c)
..... 11,148 49
Diamondback Energy, Inc. ........ 656 53,615
DiamondRock Hospitality Co.
(d)
.... 45,846 477,715
Forestar Group, Inc.
(d)
........... 6,842 173,376
Green Plains, Inc.
(d)
............ 17,312 515,898
HCA Healthcare, Inc. ........... 532 106,964
Jaws Mustang Acquisition Corp.
(d)
... 26,591 271,228
KINS Technology
(c)(d)
............ 28,241 21,488
KINS Technology Group, Inc.
(d)
..... 90,204 919,179
Liberty Media Acquisition Corp.
(d)
... 320,758 3,432,111
Lions Gate Entertainment Corp., Class
A
(d)
..................... 339,440 4,911,697
New Look Builders, Inc.
(c)(d)
....... 11,518,792 115
NMG, Inc.
(d)
.................. 153 11,787
Northern Genesis Acquisition Corp. II
(d)
4,180 44,350
Park Hotels & Resorts, Inc.
(d)
...... 21,620 482,342
Pivotal Investment Corp. III
(d)
...... 11,885 118,612
Queen's Gambit Growth Capital
(d)
... 16,273 165,741
Reinvent Technology Partners Y
(d)
... 15,247 154,757
Rotor Acquisition Corp.
(c)
......... 5,680 16,870
Rotor Acquisition Corp.
(d)
......... 20,599 214,435
Sabre Corp.
(d)
................ 60,000 898,800
Science Strategic Acquisition Corp.
Alpha
(d)
.................. 12,748 126,843
Service Properties Trust ......... 34,153 420,594
SM Energy Co. ............... 3,772 59,598
Sunstone Hotel Investors, Inc.
(d)
.... 31,570 415,461
Taylor Morrison Home Corp.
(d)
..... 20,557 641,584
Thimble Point Acquisition Corp.
(d)
... 14,484 144,840
Thoma Bravo Advantage, Class A
(d)
. 734,638 8,029,593
Tishman Speyer Innovation Corp. II
(d)
7,610 76,328
Tribune Resources LLC, Class A
(d)
.. 86,655 70,191
Uwm Holdings Corp. (Acquired
01/20/21, cost $729,504)
(d)(e)
.... 86,587 706,550
Western Digital Corp.
(d)
.......... 79,500 5,615,085
Xenia Hotels & Resorts, Inc.
(d)
..... 25,277 491,132
34,866,910
Total Common Stocks — 2.9%
(Cost: $37,814,730) .............................. 44,802,451
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 64.0%
Argentina — 0.0%
Genneia SA, 8.75%
,
01/20/22
(a)
.... USD 248 $ 220,379
Australia — 0.2%
Glencore Funding LLC, 0.00%
,
03/27/25
(f)(g)
................ 2,800 2,738,932
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28 ............ 200 211,986
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(b)
................ 277 303,570
Santos Finance Ltd., 5.25%
,
03/13/29 400 444,708
3,699,196
Austria — 0.9%
ams AG
(f)
:
0.00%, 03/05/25
(g)
........... EUR 2,000 1,970,007
2.13%, 11/03/27 ............ 10,200 11,309,506
13,279,513
Bahrain — 0.0%
BBK BSC, 5.50%
,
07/09/24 ....... USD 200 210,600
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 200 223,100
433,700
Belgium — 0.1%
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... 2,000 2,118,000
Brazil — 0.6%
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 222 248,640
Gol Finance SA, 7.00%
,
01/31/25
(a)
.. 139 126,768
Itau Unibanco Holding SA, 5.13%
,
05/13/23
(a)
................ 200 211,913
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 252 238,691
Oi SA:
10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
(h)
.......... 6,765 7,072,808
Petrobras Global Finance BV:
5.30%, 01/27/25 ............ 112 124,061
8.75%, 05/23/26 ............ 95 120,807
6.00%, 01/27/28 ............ 130 146,575
5.60%, 01/03/31 ............ 318 343,042
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 237 249,916
Simpar Europe SA, 5.20%
,
01/26/31
(a)
246 247,845
Suzano Austria GmbH, 3.75%
,
01/15/31 ................. 150 153,000
Vale Overseas Ltd., 3.75%
,
07/08/30 233 244,097
9,528,163
Canada — 0.3%
(a)
1011778 BC ULC, 5.75%
,
04/15/25 .. 3,456 3,663,360
Bombardier, Inc.:
6.00%, 10/15/22 ............ 1,000 1,000,250
6.13%, 01/15/23 ............ 121 126,842
Mattamy Group Corp.:
5.25%, 12/15/27 ............ 52 54,470
4.63%, 03/01/30 ............ 379 382,790
5,227,712

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Chile — 0.1%
Celulosa Arauco y Constitucion SA,
4.20%
,
01/29/30 ............ USD 200 $ 216,000
Kenbourne Invest SA
(a)
:
6.88%, 11/26/24 ............ 229 243,496
4.70%, 01/22/28 ............ 200 204,500
Sable International Finance Ltd.,
5.75%
,
09/07/27 ............ 236 247,505
VTR Comunicaciones SpA
(a)
:
5.13%, 01/15/28 ............ 200 209,288
4.38%, 04/15/29 ............ 200 201,687
1,322,476
China — 1.0%
Agile Group Holdings Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.25%),
8.38%
(b)( i )
................. 200 207,662
China Aoyuan Group Ltd., 6.35%
,
02/08/24 ................. 200 198,500
China Construction Bank Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
2.45%
,
06/24/30
(b)
........... 300 302,587
China Development Bank Financial
Leasing Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.75%), 2.87%
,
09/28/30
(b)
................ 200 202,300
China Huadian Overseas Development
2018 Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 6.07%), 3.38%
(b)( i )
....... 225 230,105
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(b)( i )
................. 245 252,549
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25 ............ 200 202,350
CMB International Leasing
Management Ltd., 2.00%
,
02/04/26 200 196,662
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)( i )
290 284,254
Country Garden Holdings Co. Ltd.,
5.40%
,
05/27/25 ............ 200 213,662
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(f)(j)
.... EUR 9,600 9,835,175
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23 ........... USD 200 199,163
Hilong Holding Ltd., 8.25%
,
09/26/22
(d)(j)
200 151,937
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(d)(j)
................ 446 171,571
Huarong Finance II Co. Ltd., 4.63%
,
06/03/26 ................. 300 221,906
Kaisa Group Holdings Ltd.:
10.88%, 07/23/23 ........... 200 208,475
9.38%, 06/30/24 ............ 200 198,600
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(b)( i )
................. 200 204,038
Pearl Holding III Ltd., 9.50%
,
12/11/22 400 133,308
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22 ................. 1,003 190,257
Security
Par (000)
Par (000) Value
China (continued)
Ronshine China Holdings Ltd., 5.50%
,
02/01/22 ................. USD 200 $ 196,500
Scenery Journey Ltd., 11.50%
,
10/24/22 ................. 265 252,214
Sino-Ocean Land Treasure IV Ltd.,
4.75%
,
08/05/29 ............ 230 231,725
Sunac China Holdings Ltd., 7.00%
,
07/09/25 ................. 200 205,000
Sunny Express Enterprises Corp.,
3.13%
,
04/23/30 ............ 295 299,561
Tencent Holdings Ltd., 3.24%
,
06/03/50 250 228,947
Times China Holdings Ltd., 6.20%
,
03/22/26 ................. 200 197,100
Union Life Insurance Co. Ltd., 3.00%
,
09/19/21 ................. 386 364,891
Yuzhou Group Holdings Co. Ltd.,
7.38%
,
01/13/26 ............ 200 168,750
Zhenro Properties Group Ltd., 7.88%
,
04/14/24 ................. 200 200,225
16,149,974
Colombia — 0.0%
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 200 200,225
Millicom International Cellular SA,
5.13%
,
01/15/28 ............ 282 296,630
496,855
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ 200 210,625
France — 2.8%
Accor SA, 0.70%
,
12/07/27
(f)
...... EUR 97 63,581
Altice France SA:
2.13%, 02/15/25 ............ 2,313 2,710,450
5.88%, 02/01/27 ............ 2,196 2,811,750
4.13%, 01/15/29 ............ 617 751,595
BNP Paribas SA, (LIBOR USD 6 Month
+ 0.08%), 0.28%
(b)( i )
.......... USD 740 690,975
CAB SELAS, 3.38%
,
02/01/28 ..... EUR 100 119,575
Carrefour SA
(f)(g)
:
0.00%, 06/14/23 ............ USD 1,800 1,766,286
0.00%, 03/27/24 ............ 1,600 1,622,672
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 10 Year +
1.00%), 1.08%
(b)( i )
......... EUR 3,764 1,952,473
(EUR Swap Annual 5 Year +
3.82%), 3.99%
(b)( i )
......... 7,000 6,143,497
5.25%, 04/15/27 ............ 100 121,878
CGG SA, 7.75%
,
04/01/27 ....... 1,590 1,898,510
CMA CGM SA:
5.25%, 01/15/25 ............ 1,900 2,332,701
7.50%, 01/15/26 ............ 100 132,550
Faurecia SE, 3.75%
,
06/15/28 ..... 100 127,402
Getlink SE, 3.50%
,
10/30/25 ...... 132 164,727
Goldstory SASU, 5.38%
,
03/01/26 .. 1,800 2,208,673
Korian SA, 0.88%
,
03/06/27
(f)
...... 3,602 2,525,177
Loxam SAS:
4.25%, 04/15/24 ............ 100 121,139
3.75%, 07/15/26 ............ 300 362,827
Orano SA, 2.75%
,
03/08/28 ....... 200 250,717
Picard Groupe SAS, (EURIBOR 3
Month + 3.00%), 3.00%
,
11/30/23
(b)
200 240,332
Quatrim SASU, 5.88%
,
01/15/24 ... 100 125,335

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
France (continued)
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.62%
,
02/18/30
(b)
EUR 200 $ 240,493
Renault SA, 2.38%
,
05/25/26 ...... 100 121,406
Rexel SA, 2.13%
,
06/15/28 ....... 100 121,968
Societe Generale SA
(b)( i )
:
(USD Swap Semi 5 Year + 6.24%),
7.37% ................. USD 1,600 1,628,576
(USD Swap Semi 5 Year + 3.93%),
6.75% ................. 1,600 1,783,920
Tereos Finance Groupe I SA, 7.50%
,
10/30/25 ................. EUR 100 128,340
TOTAL SE, Series FP, 0.50%
,
12/02/22
(f)
................. USD 7,000 7,232,190
Valeo SA, 0.00%
,
06/16/21
(f)(g)
..... 3,400 3,390,786
43,892,501
Germany — 1.4%
ADLER Group SA, 2.75%
,
11/13/26 . EUR 200 245,398
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.37%
(b)( i )
....... 100 126,389
BASF SE, 0.93%
,
03/09/23
(f)
...... USD 2,250 2,262,465
BK LC Lux Finco1 SARL, 5.25%
,
04/30/29 ................. EUR 100 122,389
Brenntag Finance BV, 1.88%
,
12/02/22
(f)
................. USD 2,000 2,320,800
CeramTec BondCo GmbH, 5.25%
,
12/15/25 ................. EUR 892 1,085,598
Cheplapharm Arzneimittel GmbH,
3.50%
,
02/11/27 ............ 166 201,070
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(b)( i )
..... 800 1,036,821
Consus Real Estate AG, 9.63%
,
05/15/24 ................. 291 367,393
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24 .... 200 234,739
Deutsche Lufthansa AG:
2.88%, 02/11/25 ............ 100 121,148
3.75%, 02/11/28 ............ 100 121,808
Fraport AG Frankfurt Airport Services
Worldwide:
1.88%, 03/31/28 ............ 5,863 7,206,121
Gruenenthal GmbH, 3.63%
,
11/15/26 100 122,405
HT Troplast GmbH, 9.25%
,
07/15/25 . 100 131,646
IHO Verwaltungs GmbH
(h)
:
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)
.............. 152 189,366
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 200 210,550
Infineon Technologies AG, (EUR Swap
Annual 5 Year + 3.39%), 2.87%
(b)( i )
EUR 200 251,614
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ 563 678,027
PCF GmbH:
4.75%, 04/15/26 ............ 100 120,772
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(b)
......... 100 120,637
Peach Property Finance GmbH:
3.50%, 02/15/23 ............ 100 122,987
4.38%, 11/15/25 ............ 200 251,569
Platin 1426 GmbH, 5.38%
,
06/15/23 . 100 121,277
Renk AG, 5.75%
,
07/15/25 ....... 129 162,155
Schaeffler AG, 3.38%
,
10/12/28 .... 100 131,390
Security
Par (000)
Par (000) Value
Germany (continued)
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.56%
(b)( i )
................. EUR 674 $ 649,073
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26 ........ 200 248,868
Techem Verwaltungsgesellschaft 675
mbH , 2.00%
,
07/15/25 ........ 200 237,745
thyssenkrupp AG:
1.88%, 03/06/23 ............ 127 152,838
2.88%, 02/22/24 ............ 219 268,529
TK Elevator Midco GmbH, 4.38%
,
07/15/27 ................. 215 271,413
Vertical Holdco GmbH, 6.63%
,
07/15/28 ................. 100 128,998
Vertical US Newco , Inc., 5.25%
,
07/15/27
(a)
................ USD 440 460,627
ZF Finance GmbH:
2.00%, 05/06/27 ............ EUR 100 121,187
3.75%, 09/21/28 ............ 200 262,391
20,868,203
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 100 106,751
Public Power Corp. SA, 3.88%
,
03/30/26 ................. EUR 100 123,976
230,727
Guatemala — 0.0%
Banco Industrial SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.44%), 4.88%
,
01/29/31
(a)(b)
............... USD 200 205,850
Central American Bottling Corp.,
5.75%
,
01/31/27 ............ 141 148,402
Energuate Trust, 5.88%
,
05/03/27
(a)
. 200 210,500
564,752
Hong Kong — 0.1%
Bank of East Asia Ltd. (The), (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%),
4.00%
,
05/29/30
(b)
........... 250 259,734
NWD MTN Ltd., 4.13%
,
07/18/29 ... 400 410,325
670,059
India — 0.1%
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30 ................. 275 275,825
Adani Transmission Ltd., 4.00%
,
08/03/26 ................. 295 311,833
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 241 244,253
Greenko Dutch BV, 3.85%
,
03/29/26 . 200 202,688
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 234 241,649
Shriram Transport Finance Co. Ltd.,
5.95%
,
10/24/22 ............ 200 204,225
Vedanta Resources Finance II plc,
13.88%
,
01/21/24 ........... 200 219,350
1,699,823
Indonesia — 0.1%
JGC Ventures Pte. Ltd., 10.75%
,
08/30/21
(d)(j)
................ 500 192,344
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 228 266,090

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Indonesia (continued)
Star Energy Geothermal Darajat II:
4.85%, 10/14/38
(a)
........... USD 220 $ 244,379
4.85%, 10/14/38 ............ 200 222,162
924,975
Ireland — 0.4%
AIB Group plc, (EUR Swap Annual 5
Year + 6.63%), 6.25%
(b)( i )
....... EUR 3,875 5,288,484
Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(b)
............... USD 241 248,381
Energean Israel Finance Ltd., 4.88%
,
03/30/26
(a)
................ 105 108,286
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
118 123,374
Teva Pharmaceutical Finance
Netherlands II BV:
4.50%, 03/01/25 ............ EUR 100 125,582
1.88%, 03/31/27 ............ 200 223,138
1.63%, 10/15/28 ............ 200 214,421
1,043,182
Italy — 3.8%
Assicurazioni Generali SpA , (EURIBOR
3 Month + 5.35%), 5.50%
,
10/27/47
(b)
................ 100 147,426
Autostrade per l'Italia SpA :
2.00%, 12/04/28 ............ 3,441 4,265,874
1.88%, 09/26/29 ............ 5,870 7,163,066
2.00%, 01/15/30 ............ 2,700 3,308,010
Centurion Bidco SpA , 5.88%
,
09/30/26 100 125,815
Gamma Bidco SpA , 6.25%
,
07/15/25 149 187,395
Intesa Sanpaolo SpA :
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)( i )
......... 5,600 8,171,693
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29
(b)
... 200 271,006
(EUR Swap Annual 5 Year +
4.27%), 4.13%
(b)( i )
......... 750 861,231
5.15%, 06/10/30 ............ GBP 3,400 5,284,047
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)( i )
......... EUR 1,675 2,252,904
KME SE, 6.75%
,
02/01/23 ........ 1,873 1,792,444
Nexi SpA , 0.00%
,
02/24/28
(f)(g)
..... 4,200 4,880,043
Rekeep SpA , 7.25%
,
02/01/26 ..... 100 128,190
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 100 120,225
6.75%, 10/30/25 ............ 258 327,628
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%),
4.25%
,
12/14/47
(b)
........... 100 129,232
Sofima Holding SpA :
3.75%, 01/15/28 ............ 100 120,712
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 100 120,674
Telecom Italia Capital SA, 7.72%
,
06/04/38 ................. USD 6,520 8,541,200
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 3,913 6,962,358
Telecom Italia SpA :
4.00%, 04/11/24 ............ 266 345,416
2.75%, 04/15/25 ............ 408 516,388
1.63%, 01/18/29 ............ 207 244,333
Security
Par (000)
Par (000) Value
Italy (continued)
UniCredit SpA
(b)
:
(EURIBOR Swap Rate 5 Year +
4.08%), 3.87%
( i )
.......... EUR 2,200 $ 2,456,497
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 400 525,356
Unipol Gruppo SpA , 3.25%
,
09/23/30 125 158,953
59,408,116
Japan — 2.1%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 648 692,976
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)( i )
EUR 5,450 6,683,308
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)( i )
............... USD 7,735 7,851,025
4.75%, 07/30/25 ............ EUR 200 266,926
3.13%, 09/19/25 ............ 300 375,495
5.00%, 04/15/28 ............ 4,879 6,655,300
4.00%, 09/19/29 ............ 7,402 9,562,924
32,087,954
Kuwait — 0.0%
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(a)(b)( i )
USD 252 251,449
Luxembourg — 2.4%
Altice Financing SA:
2.25%, 01/15/25 ............ EUR 115 135,321
7.50%, 05/15/26
(a)
........... USD 200 207,790
3.00%, 01/15/28 ............ EUR 8,895 10,306,356
Altice France Holding SA, 8.00%
,
05/15/27
(a)
................ 100 130,757
Cidron Aida Finco SARL:
5.00%, 04/01/28 ............ 100 122,509
6.25%, 04/01/28 ............ GBP 100 141,070
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ EUR 5,515 6,879,049
7.75%, 11/01/25 ............ GBP 2,547 3,649,372
Herens Midco SARL, 5.25%
,
05/15/29 135 161,210
HSE Finance SARL, 5.63%
,
10/15/26 EUR 100 122,629
INEOS Finance plc, 3.38%
,
03/31/26 165 204,570
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26 ................. 2,800 3,135,305
Matterhorn Telecom SA, 4.00%
,
11/15/27 .................. 1,720 2,107,242
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26 ................. 100 131,045
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25 ................. 122 151,075
Summer BC Holdco A SARL, 9.25%
,
10/31/27 ................. 2,746 3,491,727
Summer BC Holdco B SARL, 5.75%
,
10/31/26 ................. 4,384 5,474,207
36,551,234
Macau — 0.0%
Sands China Ltd., 4.38%
,
06/18/30 .. USD 230 244,490
Wynn Macau Ltd., 5.50%
,
01/15/26 . 300 313,875
558,365
Malaysia — 0.1%
Cindai Capital Ltd., 0.00%
,
02/08/23
(f)(g)
567 578,961

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Mexico — 0.1%
Alfa SAB de CV, 6.88%
,
03/25/44 ... USD 200 $ 253,230
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75%
(a)(b)( i )
................ 200 209,225
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)
................ 200 207,288
Cemex SAB de CV, 3.88%
,
07/11/31
(a)
200 197,190
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
200 208,537
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
( i )
....................... 200 211,450
Mexico City Airport Trust, 5.50%
,
07/31/47 ................. 200 202,538
Operadora de Servicios Mega SA de
CV SOFOM ER, 8.25%
,
02/11/25
(a)
200 191,662
1,681,120
Netherlands — 1.9%
Intertrust Group BV, 3.38%
,
11/15/25 EUR 167 205,576
IPD 3 BV, 5.50%
,
12/01/25 ....... 100 124,733
Koninklijke KPN NV:
(EUR Swap Annual 5 Year +
2.34%), 2.00%
(b)( i )
......... 100 120,493
0.88%, 12/14/32 ............ 1,100 1,309,208
(USD Swap Semi 10 Year + 5.21%),
7.00%, 03/28/73
(a)(b)
........ USD 398 425,860
OCI NV:
3.13%, 11/01/24 ............ EUR 100 122,990
3.63%, 10/15/25 ............ 200 251,016
Stichting AK Rabobank Certificaten ,
2.19%
( i )(k)
................. 9,849 15,526,932
Summer BidCo BV, 9.00%
,
(9.00%
Cash or 9.75% PIK), 11/15/25
(b)(h)
. 151 185,189
Trafigura Funding SA, 3.88%
,
02/02/26 100 121,770
Trivium Packaging Finance BV, 3.75%
,
08/15/26
(k)
................ 100 123,214
United Group BV:
4.88%, 07/01/24 ............ 160 195,057
4.00%, 11/15/27 ............ 150 178,534
UPC Holding BV, 3.88%
,
06/15/29 .. 100 121,913
UPCB Finance VII Ltd., 3.63%
,
06/15/29 ................. 5,284 6,514,429
VEON Holdings BV, 4.00%
,
04/09/25
(a)
USD 200 209,687
Ziggo BV:
4.25%, 01/15/27 ............ EUR 112 140,031
5.50%, 01/15/27
(a)
........... USD 3,654 3,800,452
2.88%, 01/15/30 ............ EUR 106 128,547
29,805,631
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... USD 200 202,190
Oryx Funding Ltd., 5.80%
,
02/03/31 . 200 211,700
413,890
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%
,
05/31/30
(a)
....... 200 206,665
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(g)
........... 148 107,572
Security
Par (000)
Par (000) Value
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27 .. USD 232 $ 232,000
Nexa Resources SA, 5.38%
,
05/04/27
(a)
222 235,542
467,542
Portugal — 0.5%
Banco Espirito Santo SA
(d)(j)
:
2.63%, 05/08/17 ............ EUR 6,100 1,026,721
4.75%, 01/15/18 ............ 19,300 3,248,480
4.00%, 01/21/19 ............ 22,800 3,837,582
8,112,783
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 205 210,573
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... 200 201,038
South Africa — 0.0%
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 220,690
South Korea — 0.0%
(b)(i)
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50% ................... 300 301,556
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ................... 200 216,038
517,594
Spain — 4.2%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)( i )
................. EUR 1,000 1,232,907
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)( i )
................. USD 200 213,678
Banco de Sabadell SA
(b)
:
(EUR Swap Annual 5 Year +
6.20%), 5.75%
( i )
.......... EUR 1,000 1,257,193
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 400 471,426
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 600 721,980
Banco Santander SA
(b)( i )
:
(EUR Swap Annual 5 Year +
5.00%), 5.25% ........... 1,600 2,040,024
(EUR Swap Annual 5 Year +
4.10%), 4.75% ........... 2,600 3,236,130
(EUR Swap Annual 5 Year +
4.53%), 4.37% ........... 200 249,082
CaixaBank SA, (EUR Swap Annual 5
Year + 6.22%), 6.37%
(b)( i )
....... 2,800 3,671,435
Cellnex Telecom SA
(f)
:
0.50%, 07/05/28 ............ 2,300 3,590,912
0.75%, 11/20/31 ............ 24,300 27,999,929
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 2,284 2,782,976
7.88%, 12/20/23
(a)
........... USD 1,300 1,322,750
4.75%, 05/22/25 ............ EUR 247 288,790
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(k)
.......... 3,817 4,875,904
4.50%, 11/01/23
(a)(b)(d)(j)
........ USD 630 436,150

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Spain (continued)
10.75%, (10.75% Cash or 10.75%
PIK), 11/01/23
(b)(d)(h)(j)
........ EUR 3,950 $ 3,202,728
Lorca Telecom Bondco SA:
4.00%, 09/18/27 ............ 1,114 1,363,682
Repsol International Finance BV, (EUR
Swap Annual 5 Year + 4.00%),
3.75%
(b)( i )
................. 100 128,340
Telefonica Europe BV
(b)( i )
:
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 300 402,148
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 100 130,448
(EUR Swap Annual 8 Year +
2.97%), 3.87% ........... 100 129,308
Tendam Brands SAU:
5.00%, 09/15/24 ............ 4,338 4,993,708
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 100 115,115
64,856,743
Sweden — 0.5%
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)
................ 4,000 4,798,036
Heimstaden Bostad AB
(b)( i )
:
(EUR Swap Annual 5 Year +
3.91%), 3.38% ........... 100 125,195
(EUR Swap Annual 5 Year +
3.15%), 2.62% ........... 963 1,152,916
Intrum AB, 3.50%
,
07/15/26 ....... 101 122,242
Verisure Holding AB:
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 200 245,054
3.88%, 07/15/26 ............ 140 172,282
3.25%, 02/15/27 ............ 198 238,799
Verisure Midholding AB, 5.25%
,
02/15/29 ................. 109 135,139
6,989,663
Switzerland — 1.9%
Cembra Money Bank AG, 0.00%
,
07/09/26
(f)(g)
................ CHF 3,600 4,052,340
Credit Suisse Group AG
(b)( i )
:
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. USD 400 427,920
(USD Swap Rate 5 Year + 4.33%),
7.25% ................. 1,400 1,549,520
(USD Swap Rate 5 Year + 4.33%),
7.25%
(a)
................ 600 664,080
Credit Suisse Group Guernsey VII
Ltd.
(f)
:
Series A, 3.00%, 11/12/21 ..... CHF 6,200 6,788,941
Series AR, 3.00%, 11/12/21
(a)(c)
.. 200 233,024
Dufry One BV:
2.50%, 10/15/24 ............ EUR 100 118,722
0.75%, 03/30/26
(f)
........... CHF 3,400 3,793,146
3.38%, 04/15/28 ............ EUR 6,190 7,320,996
STMicroelectronics NV, Series B,
0.00%
,
08/04/27
(f)(g)
.......... USD 1,600 1,904,512
UBS Group AG
(b)( i )
:
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ 2,100 2,316,552
Security
Par (000)
Par (000) Value
Switzerland (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.12% ........... USD 850 $ 910,467
30,080,220
Tanzania, United Republic of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 200 207,480
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 200 212,850
420,330
Thailand — 0.1%
Bangkok Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.90%), 3.73%
,
09/25/34
(b)
................ 400 406,575
Kasikornbank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.70%), 3.34%
,
10/02/31
(b)
................ 330 337,281
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 240 218,016
961,872
Ukraine — 0.0%
MHP Lux SA, 6.25%
,
09/19/29
(a)
.... 200 192,350
United Arab Emirates — 0.1%
DAE Funding LLC, 3.38%
,
03/20/28
(a)
200 199,500
DP World Salaam, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.75%), 6.00%
(b)( i )
200 218,938
Esic Sukuk Ltd., 3.94%
,
07/30/24 ... 425 441,947
Galaxy Pipeline Assets Bidco Ltd.,
2.63%
,
03/31/36 ............ 200 194,000
MAF Sukuk Ltd., 4.64%
,
05/14/29 ... 200 223,975
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 33,907
1,312,267
United Kingdom — 10.4%
Barclays plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.87%), 6.13%
(b)( i )
....... 845 934,418
Bellis Acquisition Co. plc, 3.25%
,
02/16/26 ................. GBP 100 138,461
BP Capital Markets plc:
1.00%, 04/28/23
(f)
........... 7,800 11,276,221
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(b)( i )
......... EUR 100 128,941
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(b)( i )
............... GBP 200 293,819
Cabot Financial Luxembourg SA,
7.50%
,
10/01/23 ............ 88 124,195
Canary Wharf Group Investment
Holdings plc, 1.75%
,
04/07/26 ... EUR 3,250 3,924,046
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(f)
GBP 3,800 5,200,811
CPUK Finance Ltd., 4.50%
,
08/28/27 100 139,221
Derwent London Capital No. 3 Jersey
Ltd., 1.50%
,
06/12/25
(f)
........ 2,200 3,110,895
eG Global Finance plc:
4.38%, 02/07/25 ............ EUR 100 116,498
6.25%, 10/30/25 ............ 247 302,361
6.25%, 03/30/26 ............ GBP 7,909 10,737,038

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
EnQuest plc
(h)
:
7.00%, (7.00% Cash or 7.00% PIK),
10/15/23 ............... GBP 1,774 $ 2,047,853
7.00%, (7.00% Cash or 7.00% PIK),
10/15/23
(a)(b)
............. USD 6,940 5,877,403
Galaxy Bidco Ltd., 6.50%
,
07/31/26 . GBP 105 153,530
Heathrow Finance plc
(k)
:
5.25%, 03/01/24 ............ 100 145,387
4.62%, 09/01/29 ............ 115 163,586
Heathrow Funding Ltd., 2.75%
,
10/13/29 ................. 3,100 4,421,834
HSBC Bank plc, Series 1M, (LIBOR
USD 6 Month + 0.25%), 0.75%
(b)( i )
USD 2,160 2,009,124
HSBC Holdings plc, (USD Swap Rate 5
Year + 3.75%), 6.00%
(b)( i )
....... 1,600 1,764,000
Hurricane Finance plc, 8.00%
,
10/15/25 GBP 100 150,604
Iceland Bondco plc, 4.38%
,
05/15/28 100 132,623
InterContinental Hotels Group plc,
3.38%
,
10/08/28 ............ 100 148,845
International Consolidated Airlines
Group SA:
0.63%, 11/17/22
(f)
........... EUR 2,300 2,645,194
0.50%, 07/04/23 ............ 100 115,926
2.75%, 03/25/25 ............ 100 119,769
1.50%, 07/04/27 ............ 3,700 4,027,069
3.75%, 03/25/29 ............ 4,000 4,784,955
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(f)(j)
GBP 6,900 1,762,910
Ithaca Energy North Sea plc, 9.38%
,
07/15/24
(a)
................ USD 4,661 4,662,398
Jaguar Land Rover Automotive plc:
4.50%, 01/15/26 ............ EUR 100 124,217
4.50%, 10/01/27
(a)
........... USD 13,900 13,260,461
Jerrold Finco plc, 5.25%
,
01/15/27 .. GBP 100 141,730
Legal & General Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.38%), 5.63%
(b)
( i )
....................... 2,050 3,131,962
Marks & Spencer plc, 4.50%
,
07/10/27
(k)
................ 100 147,062
Matalan Finance plc, 6.75%
,
01/31/23 3,937 4,960,352
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(h)
................ 800 509,877
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
( i )
....................... 100 144,135
National Westminster Bank plc
(b)( i )
:
Series C, (LIBOR USD 3 Month +
0.25%), 0.44% ........... USD 9,820 9,800,164
Series A, (LIMEAN USD 6 Month +
0.25%), 0.50% ........... 100 99,250
Series B, (LIBOR USD 6 Month +
0.25%), 0.50% ........... 1,300 1,290,250
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ 11,377 11,536,278
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25 ................. GBP 100 140,522
Premier Foods Finance plc, 6.25%
,
10/15/23 ................. 300 422,146
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ............ 6,955 10,010,542
8.25%, 07/31/25 ............ 4,900 7,149,015
Synlab Bondco plc, (EURIBOR 3 Month
+ 4.75%), 4.75%
,
07/01/25
(b)
.... EUR 206 249,954
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Thames Water Kemble Finance plc,
4.63%
,
05/19/26 ............ GBP 200 $ 279,949
Unique Pub Finance Co. plc (The),
Series N, 6.46%
,
03/30/32
(k)
.... 7,504 11,607,110
Virgin Media Finance plc, 3.75%
,
07/15/30 ................. EUR 100 120,616
Virgin Media Secured Finance plc:
5.25%, 05/15/29 ............ GBP 200 294,164
5.50%, 05/15/29
(a)
........... USD 200 213,850
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28 ........ GBP 5,800 8,210,342
Vmed O2 UK Financing I plc, 3.25%
,
01/31/31 ................. EUR 133 161,498
Vodafone Group plc
(b)
:
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78 .... 200 271,324
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79 .... 100 125,072
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80 5,100 6,339,639
162,301,416
United States — 27.7%
Advanced Micro Devices, Inc., 7.50%
,
08/15/22
(l)(m)
............... USD 37,819 40,844,520
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 140 148,611
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... 8,253 8,222,838
American Airlines Pass-Through
Trust
(c)
:
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 40,000 39,100,000
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 4,757 4,685,975
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 7,963 7,843,678
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(c)
........... 8,182 7,957,289
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 150 154,875
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28 ......... EUR 100 120,405
Ashland Services BV, 2.00%
,
01/30/28 5,241 6,280,955
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... USD 5,001 5,313,563
Belden, Inc.:
4.13%, 10/15/26 ............ EUR 210 259,081
3.88%, 03/15/28 ............ 100 124,942
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 64 69,184
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ............ EUR 273 349,548
7.13%, 10/02/25
(a)
........... USD 2,286 2,457,359
Boyd Gaming Corp.:
8.63%, 06/01/25
(a)
........... 150 166,080
4.75%, 12/01/27 ............ 34 34,853
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
200 202,750
Buckeye Partners LP:
4.15%, 07/01/23 ............ 202 209,070
4.35%, 10/15/24 ............ 275 287,031
4.13%, 03/01/25
(a)
........... 125 128,125
BY Crown Parent LLC, 4.25%
,
01/31/26
(a)
................ 82 85,895
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 1,170 1,243,944
8.13%, 07/01/27 ............ 374 415,581

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ USD 225 $ 236,873
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 132,137
Calpine Corp., 5.13%
,
03/15/28
(a)
... 31 31,506
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... 6,250 7,182,500
10.13%, 02/01/26 ........... EUR 3,001 4,216,210
7.63%, 03/01/26 ............ 100 133,121
Catalent Pharma Solutions, Inc.,
2.38%
,
03/01/28 ............ 194 232,407
Cedar Fair LP, 5.50%
,
05/01/25
(a)
... USD 397 415,905
Centene Corp., 5.38%
,
06/01/26
(a)
.. 86 89,595
Centennial Resource Production LLC,
5.38%
,
01/15/26
(a)
........... 24 22,470
Chemours Co. (The), 4.00%
,
05/15/26 EUR 100 121,713
Cheniere Energy Partners LP, 4.50%
,
10/01/29 ................. USD 19 19,831
Cheniere Energy, Inc., 4.63%
,
10/15/28
(a)
................ 183 190,805
Chesapeake Energy Corp., 5.50%
,
02/01/26
(a)
................ 125 131,875
Clarios Global LP, 4.38%
,
05/15/26 .. EUR 4,401 5,463,063
Commercial Metals Co.:
4.88%, 05/15/23 ............ USD 47 49,115
5.38%, 07/15/27 ............ 172 182,320
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 3,350 3,408,625
CommScope , Inc.
(a)
:
6.00%, 03/01/26 ............ 12,135 12,787,256
8.25%, 03/01/27 ............ 8,126 8,704,978
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 200 238,210
4.75%, 04/15/26 ............ 100 116,636
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... USD 593 600,413
Dun & Bradstreet Corp. (The)
(a)
:
6.88%, 08/15/26 ............ 3,904 4,152,880
10.25%, 02/15/27 ........... 12,140 13,460,225
Encore Capital Group, Inc., 4.88%
,
10/15/25 ................. EUR 100 126,705
Endo Luxembourg Finance Co. I SARL,
6.13%
,
04/01/29
(a)
........... USD 800 792,000
ESH Hospitality, Inc., 5.25%
,
05/01/25
(a)
2,975 3,035,392
Ford Motor Credit Co. LLC, 2.33%
,
11/25/25 .................. EUR 200 247,713
Forestar Group, Inc.
(a)
:
3.85%, 05/15/26 ............ USD 115 116,202
5.00%, 03/01/28 ............ 1,399 1,451,462
Frontier Communications Corp.:
10.50%, 09/15/22
(d)(j)
......... 4,750 3,610,000
11.00%, 09/15/25
(d)(j)
......... 1,250 953,125
5.88%, 10/15/27
(a)
........... 4,000 4,250,000
5.00%, 05/01/28
(a)
........... 2,511 2,564,359
6.75%, 05/01/29
(a)
........... 4,253 4,480,365
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 3,760 4,051,400
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,500 1,598,070
Gap, Inc. (The), 8.38%
,
05/15/23
(a)
.. 2,050 2,331,875
GLP Capital LP, 4.00%
,
01/15/31 ... 213 224,621
Goodyear Tire & Rubber Co. (The),
9.50%
,
05/31/25 ............ 4,156 4,685,890
Gray Oak Pipeline LLC
(a)
:
2.00%, 09/15/23 ............ 302 307,912
Security
Par (000)
Par (000) Value
United States (continued)
2.60%, 10/15/25 ............ USD 387 $ 397,073
Hanesbrands, Inc., 5.38%
,
05/15/25
(a)
4,818 5,070,945
Homes By WestBay LLC, 9.50%
,
04/30/27 ................. 1,201 1,176,980
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 363 384,054
Hyatt Hotels Corp., 5.38%
,
04/23/25 . 197 222,400
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 75,040
International Game Technology plc,
3.50%
,
07/15/24 ............ EUR 200 249,094
IQVIA, Inc., 5.00%
,
10/15/26
(a)
..... USD 3,500 3,618,536
Iron Mountain, Inc.
(a)
:
4.88%, 09/15/27 ............ 1,000 1,040,000
5.00%, 07/15/28 ............ 7,525 7,788,375
Jaguar Holding Co. II/PPD
Development LP, 4.63%
,
06/15/25
(a)
1,720 1,808,030
Jazz Securities DAC, 4.38%
,
01/15/29
(a)
................ 550 562,375
KFC Holding Co., 5.25%
,
06/01/26
(a)
. 3,545 3,644,295
Kraton Polymers LLC, 5.25%
,
05/15/26 EUR 200 246,742
Lamb Weston Holdings, Inc., 4.63%
,
11/01/24
(a)
................ USD 2,000 2,075,000
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 1,007 1,039,728
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.62%
,
05/23/59
(b)
................ EUR 100 123,229
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... USD 4,615 4,626,537
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 7,936 8,271,375
Macy's, Inc., 8.38%
,
06/15/25
(a)
.... 9,432 10,405,665
Marriott International, Inc., Series FF,
4.63%
,
06/15/30 ............ 155 174,028
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 351 372,499
MGM Growth Properties Operating
Partnership LP, 5.75%
,
02/01/27 . 101 112,647
Microchip Technology, Inc., 4.25%
,
09/01/25
(a)
................ 16,436 17,260,709
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 284 283,912
MPT Operating Partnership LP:
2.50%, 03/24/26 ............ GBP 100 139,693
5.00%, 10/15/27 ............ USD 67 70,518
3.38%, 04/24/30 ............ GBP 100 139,682
NCR Corp., 8.13%
,
04/15/25
(a)
..... USD 5,000 5,450,000
Netflix, Inc.:
3.88%, 11/15/29 ............ EUR 249 362,224
3.63%, 06/15/30 ............ 152 218,448
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 108 113,494
Nexstar Broadcasting, Inc.
(a)
:
5.63%, 07/15/27 ............ 17 17,956
4.75%, 11/01/28 ............ 185 188,469
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29 ................. EUR 100 123,570
NRG Energy, Inc., 2.75%
,
06/01/48
(f)
. USD 750 846,562
OI European Group BV:
3.13%, 11/15/24 ............ EUR 300 374,215
2.88%, 02/15/25 ............ 300 366,746
Organon Finance 1 LLC:
2.88%, 04/30/28 ............ 100 122,881

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
4.13%, 04/30/28
(a)
........... USD 2,500 $ 2,561,225
5.13%, 04/30/31
(a)
........... 1,545 1,603,092
Parsley Energy LLC, 4.13%
,
02/15/28
(a)
75 78,750
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 600 614,958
PBF Holding Co. LLC, 9.25%
,
05/15/25
(a)
................ 112 117,320
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 778 827,403
PetSmart, Inc.
(a)
:
4.75%, 02/15/28 ............ 2,000 2,062,500
7.75%, 02/15/29 ............ 1,000 1,083,470
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 5,100 5,202,000
7.25%, 03/15/29 ............ 3,500 3,587,500
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 73 72,544
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 2,500 2,564,875
PulteGroup, Inc., 5.50%
,
03/01/26 .. 27 31,710
Quicken Loans LLC, 3.63%
,
03/01/29
(a)
292 283,970
Sabre GLBL, Inc.
(a)
:
9.25%, 04/15/25 ............ 6,007 7,178,365
7.38%, 09/01/25 ............ 2,734 2,976,642
SeaWorld Parks & Entertainment,
Inc.
(a)
:
8.75%, 05/01/25 ............ 399 433,912
9.50%, 08/01/25 ............ 117 127,041
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 1,481 1,574,651
Service Properties Trust:
5.00%, 08/15/22 ............ 497 503,451
4.50%, 06/15/23 ............ 3,245 3,310,334
7.50%, 09/15/25 ............ 129 146,210
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 300 363,200
Sirius XM Radio, Inc., 4.63%
,
07/15/24
(a)
................ USD 1,596 1,637,895
SM Energy Co.:
1.50%, 07/01/21
(f)
........... 502 495,770
10.00%, 01/15/25
(a)
.......... 2,519 2,865,363
Solera LLC, 10.50%
,
03/01/24
(a)
.... 250 257,500
Sprint Corp.
(m)
:
7.88%, 09/15/23 ............ 7,980 9,097,200
7.13%, 06/15/24 ............ 8,020 9,262,057
SRM Escrow Issuer LLC, 6.00%
,
11/01/28
(a)
................ 927 982,472
Standard Industries, Inc., 2.25%
,
11/21/26 .................. EUR 109 128,747
Staples, Inc.
(a)
:
7.50%, 04/15/26 ............ USD 8,509 8,806,815
10.75%, 04/15/27 ........... 1,000 1,034,700
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(c)
........ 17,784 17,161,388
Talen Energy Supply LLC, 6.50%
,
06/01/25 ................. 103 85,747
Talos Production, Inc., 12.00%
,
01/15/26
(a)
................ 441 442,103
TEGNA, Inc., 4.63%
,
03/15/28 ..... 11 11,234
Tenet Healthcare Corp., 4.63%
,
06/15/28
(a)
................ 45 46,496
Toll Brothers Finance Corp., 4.88%
,
11/15/25 .................. 38 42,512
Tri Pointe Homes, Inc.:
5.25%, 06/01/27 ............ 10 10,750
5.70%, 06/15/28 ............ 29 32,198
Security
Par (000)
Par (000) Value
United States (continued)
Triton Water Holdings, Inc., 6.25%
,
04/01/29
(a)
................ USD 238 $ 240,975
UGI International LLC, 3.25%
,
11/01/25 EUR 200 245,271
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. USD 1,030 1,139,043
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 845,543
US Concrete, Inc., 6.38%
,
06/01/24 . 9 9,180
Veritas US, Inc., 7.50%
,
09/01/25
(a)
.. 389 402,615
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 36 36,765
4.63%, 12/01/29 ............ 35 36,344
Vistra Operations Co. LLC, 3.55%
,
07/15/24
(a)
................ 181 187,797
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 170,363
WESCO Distribution, Inc.
(a)
:
7.13%, 06/15/25 ............ 4,227 4,565,160
7.25%, 06/15/28 ............ 3,490 3,873,900
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ 3,500 3,698,905
5.63%, 03/15/27 ............ 24 25,230
WPX Energy, Inc., 5.88%
,
06/15/28 . 34 37,514
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 517 534,413
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 18,010 18,910,500
XHR LP, 6.38%
,
08/15/25
(a)
....... 119 125,991
Yum! Brands, Inc., 7.75%
,
04/01/25
(a)
2,472 2,700,660
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 1,750 1,737,750
432,647,627
Total Corporate Bonds — 64.0%
(Cost: $1,011,523,719) ........................... 999,012,964
Floating Rate Loan Interests — 26.6%
Canada — 0.9%
(b)
Clarios Global LP, 1st Lien Term Loan,
04/30/26
(n)
................ EUR 7,000 8,345,899
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... 997 1,200,980
Nuvei Technologies Corp., Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 09/29/25
(c)
........... USD 1,400 1,401,750
Titan Acquisition Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.27%
,
 03/28/25 ............ 1,397 1,366,323
Trader Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 09/28/23
(c)
........... 1,188 1,188,289
13,503,241
France — 1.4%
(b)
Banijay Entertainment SAS, Facility
Term Loan B, (EURIBOR 3 Month +
3.75%), 3.75%
,
 03/01/25 ...... EUR 4,000 4,803,470
CAB, Facility Term Loan B, (EURIBOR
6 Month + 3.50%), 3.50%
,
 02/09/28 5,000 5,973,199

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
France (continued)
Claudius Finance SARL, Facility Term
Loan B6, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23 ...... EUR 1,391 $ 1,663,968
Elsan SAS, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 10/30/24 ............ 1,000 1,200,182
Foncia Management, Term Loan B,
(EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 6,500 7,757,266
Group Inovie , Facility Term Loan B,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 03/03/28 ............ 1,000 1,203,380
22,601,465
Germany — 0.6%
(b)
A Friedrich Flender AG, Facility Term
Loan B1, (EURIBOR 1 Month +
3.75%), 3.75%
,
 03/10/28 ...... 1,000 1,207,685
CTC AcquiCo GmbH, Facility Term
Loan B1, 03/07/25
(n)
.......... 4,000 4,697,383
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ 3,000 3,566,174
9,471,242
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(c)
:
(LIBOR GBP 1 Month + 0.00%),
0.00%, 11/10/27
(b)
......... GBP 213 265,264
16.50%, 11/10/29
(o)
.......... 213 29,474
294,738
Luxembourg — 1.5%
(b)
Altice Financing SA, Term Loan,
01/31/26
(n)
................ EUR 3,498 4,135,498
Claudius Finance SARL, Facility Term
Loan B5, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23 ...... 609 728,509
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 6 Month
+ 0.00%), 2.00%
,
 10/30/21
(c)
.... 77 9
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.50%
,
 12/11/26 ............ USD 890 887,469
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 6
Month + 2.63%), 2.63%
,
 01/29/27 EUR 1,000 1,188,953
Ion Trading Finance Ltd., Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 04/01/28 ............ 2,000 2,402,096
Jazz Pharmaceuticals, Inc. Term Loan,
04/21/28
(n)
................ 2,000 2,407,506
Jazz Pharmaceuticals, Inc., Term Loan,
04/21/28
(n)
................ USD 4,500 4,509,360
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
4.25%), 4.25%
,
 04/12/28 ...... EUR 2,500 2,977,462
Sunshine Luxembourg VII SARL,
Facility Term Loan B3, (LIBOR USD
3 Month + 3.00%), 4.50%
,
 10/01/26 USD 3,146 3,144,186
Travelport Finance (Luxembourg)
SARL, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.20%
,
 05/29/26 ............ 373 320,818
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Travelport Finance (Luxembourg)
SARL, Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 02/28/25 USD 315 $ 320,900
23,022,766
Netherlands — 2.0%
(b)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(n)
................ 750 748,830
Boels Topholding BV, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 4.00%
,
 02/06/27 ...... EUR 1,000 1,204,294
Peer Holding III BV, Facility Term
Loan B:
(EURIBOR 6 Month + 3.25%),
3.25%, 03/07/25 .......... 7,688 9,215,680
(EURIBOR 6 Month + 3.50%),
3.50%, 01/18/27 .......... 5,500 6,604,110
UPC Broadband Holding BV, Facility
Term Loan AW, 01/31/29
(n)
...... 4,600 5,515,916
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 6,900 8,240,691
31,529,521
Norway — 0.2%
Adevinta ASA, Facility Term Loan B1,
10/22/27
(b)(n)
............... 2,000 2,404,693
Singapore — 0.2%
Grab Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.50%),
5.50%
,
 01/29/26
(b)
........... USD 3,303 3,362,884
Spain — 1.0%
(b)
Lorca Holdco Ltd., Term Loan B2,
(EURIBOR 6 Month + 4.25%),
4.25%
,
 09/17/27 ............ EUR 3,000 3,606,750
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,281 1,373,271
Piolin BidCo SAU, Term Loan,
(EURIBOR 6 Month + 0.00%),
0.00% - 10.00%
,
 09/16/26 ...... 3,000 3,394,276
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 4.50%),
4.50%
,
 03/31/25 ............ 5,935 6,578,545
14,952,842
Sweden — 0.8%
Verisure Holding AB, Term Loan,
01/15/28
(b)(n)
............... 10,971 13,140,116
United Kingdom — 2.3%
(b)
BBD Bidco Ltd., Facility Term Loan B1,
(LIBOR GBP 1 Month + 4.75%),
4.80%
,
 11/13/26 ............ GBP 1,900 2,606,650
Bellis Acquisition Co. plc, Facility Term
Loan B, 02/12/26
(n)
........... EUR 6,053 7,260,805
Crown Finance US, Inc., Term Loan,
02/28/25
(n)
................ 4,508 4,594,356
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 01/29/27 USD 963 948,378

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Jackpotjoy plc, Facility Term Loan B,
(LIBOR GBP 1 Month + 4.25%),
4.25%
,
 12/05/24 ............ GBP 1,000 $ 1,377,597
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 2,976 3,540,398
Sigma Holdco BV, Facility Term Loan
B1, (EURIBOR 6 Month + 3.50%),
3.50%
,
 07/02/25 ............ 2,000 2,366,317
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 6 Month + 3.25%),
3.25%
,
 07/01/27 ............ 1,250 1,496,456
Virgin Media SFA Finance Ltd., Facility
Term Loan M, (LIBOR GBP 1 Month
+ 3.25%), 3.30%
,
 11/15/27 ..... GBP 6,971 9,488,125
VMED O2 UK Holdco 4 Ltd., Facility
Term Loan R, 01/31/29
(n)
....... EUR 789 948,557
Vue International Bidco plc, Facility
Term Loan B1, 07/03/26
(n)
...... 1,000 1,078,022
35,705,661
United States — 15.7%
Acuris Finance US, Inc., Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 02/16/28
(b)
........... USD 224 224,000
Adient US LLC, Term Loan B1,
04/10/28
(b)(n)
............... 1,333 1,331,001
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
6.00%), 6.75%
,
 02/02/26
(b)(c)
.... 179 179,100
AlixPartners , LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(b)
........... EUR 1,000 1,199,437
Alliant Holdings Intermediate LLC, Term
Loan, 05/09/25
(b)(n)
........... USD 750 740,115
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.00%), 3.50% - 5.25%
,
 09/19/24
(b)
1,749 1,741,357
AssuredPartners , Inc., Term Loan,
02/12/27
(b)(n)
............... 750 742,267
Athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26
(b)
........... 64 64,160
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 12/15/27
(b)
........... 1,000 1,001,040
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.50%), 4.50%
,
 03/03/25
(b)
..... 980 883,247
AVSC Holding Corp., 1st Lien Term
Loan B3, 15.00%
,
 10/15/26
(o)
.... 291 339,210
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 02/12/25
(b)
..... 4,065 4,057,093
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(b)
..... 1,810 1,834,887
Belron Finance US LLC, Term Loan,
11/13/25
(b)(n)
............... 500 496,875
Brand Energy & Infrastructure Services,
Inc., Term Loan, (LIBOR USD 3
Month + 4.25%), 5.25%
,
 06/21/24
(b)
1,504 1,460,788
Security
Par (000)
Par (000) Value
United States (continued)
BY Crown Parent LLC, Term Loan B1,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 02/02/26
(b)
........... USD 1,098 $ 1,096,360
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 104 104,005
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.61%
,
 07/21/25
(b)
..... 217 217,407
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month +
3.00%), 4.00%
,
 10/30/26
(b)
..... 1,828 1,827,812
Celestial-Saturn Parent, Inc., Term
Loan, 04/14/28
(b)(n)
........... 744 739,581
CHI Overhead Doors, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 07/31/25
(b)
..... 48 47,780
Chobani LLC, Term Loan, (LIBOR
USD 1 Month + 3.50%),
4.50%
,
 10/25/27
(b)
........... 1,730 1,729,440
City Brewing Co. LLC, 1st Lien Term
Loan, 04/05/28
(b)(c)(n)
.......... 167 167,209
Clarios Global LP, 1st Lien Term Loan,
04/30/26
(b)(n)
............... 1,000 989,000
Cloudera, Inc., Term Loan, 12/22/27
(b)(n)
748 744,856
Coty, Inc., Term Loan A, 04/05/23
(b)(n)
. EUR 6,471 7,628,683
Coty, Inc., Term Loan B, 04/07/25
(b)(n)
. 5,082 5,882,487
CP Atlas Buyer, Inc., Term Loan B,
11/23/27
(b)(n)
............... USD 283 282,619
CPG International LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.25%
,
 05/05/24
(b)
........... 226 225,331
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.75%
,
 04/09/27
(b)
..... 1,555 1,556,518
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 6 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... 5,855 5,850,843
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... 2,559 2,606,981
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/08/26
(b)
........... 105 104,433
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 02/06/26
(b)
..... 10,275 10,213,666
ECL Entertainment LLC, Term Loan,
03/31/28
(b)(c)(n)
.............. 403 410,053
Enterprise Development Authority
(The), Term Loan B, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/28/28
(b)
(c)
...................... 274 274,342
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 8.75%
,
 07/31/28
(b)
..... 561 575,025
Epicor Software Corp., Term Loan C,
(LIBOR USD 1 Month + 3.25%),
4.00%
,
 07/30/27
(b)
........... 1,284 1,281,812
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 03/08/24
(b)
..... 2,175 2,062,857

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
eResearchTechnology , Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 02/04/27
(b)
..... USD 995 $ 996,649
Everi Payments, Inc., Term Loan,
(LIBOR USD 1 Month + 10.50%),
11.50%
,
 05/09/24
(b)(c)
......... 79 82,576
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 3,419 3,423,756
Forterra Finance LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/25/23
(b)
........... 535 534,757
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
375 372,028
Frontier Communications Corp., Term
Loan, 10/08/21
(b)(n)
........... 5,276 5,253,999
Gentiva Health Services, Inc., 1st Lien
Term Loan B, (LIBOR USD 1 Month
+ 2.75%), 2.88%
,
 07/02/25
(b)
.... 17,820 17,768,116
Go Daddy Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month +
2.00%), 2.11%
,
 08/10/27
(b)
..... 406 403,034
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 2 Month + 2.50%),
3.25%
,
 10/04/23
(b)
........... 247 243,979
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 12/01/27
(b)
..... 2,743 2,747,240
Hayward Industries, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 08/05/24
(b)
..... 642 640,936
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(b)(c)
.... 486 494,057
Hub International Ltd., Term Loan,
(LIBOR USD 2 Month + 3.00%),
3.15% - 3.18%
,
 04/25/25
(b)
..... 281 277,227
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(b)
..... 3,017 3,017,919
Illuminate Buyer LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27
(b)
........... 785 779,310
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
........... 11,176 11,392,591
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/25/27
(b)
........... 10,258 10,159,904
IRB Holding Corp., Term Loan B,
02/05/25
(b)(n)
............... 500 495,990
J&J Ventures Gaming LLC, Term Loan,
04/26/28
(b)(c)(n)
.............. 291 290,273
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/17/27
(b)
..... 487 485,586
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(b)(n)
.... 108 107,908
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 1.88%
,
 10/19/26
(b)
..... 688 667,613
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.86%
,
 08/31/27
(b)
........... 7,925 7,907,781
Security
Par (000)
Par (000) Value
United States (continued)
Lonza Group AG, Term Loan B,
0.00%
,
 04/28/28
(o)
........... 4,400 $ 5,263,451
Mavis Tire Express Services TopCo LP,
Term Loan, 0.00%
,
 05/04/28
(o)
... 2,196 2,190,510
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.86%
,
 09/30/24
(b)
........... USD 3,670 3,667,226
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.50%), 2.62%
,
 07/03/25
(b)
..... 1,489 1,473,203
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(b)
..... 1,020 1,012,993
MH Sub I LLC, 1st Lien Term Loan
(b)
:
 09/13/24
(n)
................ 1,000 990,140
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 .......... 881 879,913
MH Sub I LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.25%),
6.36%
,
 02/23/29
(b)
........... 637 642,574
MI Windows and Doors LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/18/27
(b)
..... 253 253,682
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 89 88,574
Midas Intermediate Holdco II LLC,
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 12/22/25
(b)
..... 1,220 1,233,309
Milano Acquisition Corp., 1st Lien Term
Loan B, 10/01/27
(b)(n)
.......... 1,590 1,590,015
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 6 Month + 3.50%),
4.50%
,
 06/13/24
(b)
........... 1,496 1,468,811
Mitchell International, Inc., Facility 1st
Lien Term Loan, (LIBOR USD 1
Month + 4.25%), 4.75%
,
 11/29/24
(b)
430 430,021
Option Care Health, Inc., Term Loan B,
08/06/26
(b)(n)
............... 500 499,660
Optiv Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 02/01/24
(b)
........... 500 486,540
Organon & Co., Term Loan,
(EURIBOR 3 Month + 0.00%),
0.00%
,
 04/08/28
(b)
........... EUR 5,000 6,012,753
Packers Holdings LLC, Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 03/09/28
(b)
........... USD 750 741,720
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... 94 93,412
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 999 997,360
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(b)(c)(n)
.............. 541 549,115
Peraton Corp., Delayed Draw Term
Loan, 02/01/28
(b)(n)
........... 1,757 1,755,261
PetSmart LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%),
4.50%
,
 02/11/28
(b)
........... 1,712 1,715,424
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 767 763,850

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.86%
,
 03/13/28
(b)
........... USD 1,244 $ 1,236,847
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
5,083 5,044,877
RealPage , Inc., 1st Lien Term Loan,
04/24/28
(b)(n)
............... 2,499 2,486,454
RealPage , Inc., 2nd Lien Term Loan,
04/23/29
(b)(n)
............... 1,293 1,323,267
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, 04/16/29
(b)(n)
........... 2,891 2,836,310
Redstone HoldCo 2 LP, Delayed Draw
2nd Lien Term Loan, 04/16/29
(b)(n)
. 1,657 1,626,415
Redstone HoldCo 2 LP, Delayed Draw
Term Loan, 04/14/28
(b)(n)
....... 2,546 2,519,151
Redstone HoldCo 2 LP, Term Loan,
04/14/28
(b)(n)
............... 6,504 6,436,548
Sabre GLBL, Inc., Term Loan B,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/17/27
(b)
........... 818 824,215
SCIH Salt Holdings, Inc., Term Loan B,
03/16/27
(b)(n)
............... 541 538,701
Severin Acquisition LLC, 1st Lien Term
Loan, 08/01/25
(b)(n)
........... 657 648,626
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... 84 84,213
Signal Parent, Inc., Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 04/03/28
(b)
........... 260 257,239
Solera LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 03/03/23
(b)
1,500 1,491,030
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
9.00%
,
 10/09/28
(b)
........... 2,250 2,314,687
Sophia LP, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 10/07/27
(b)
1,123 1,122,253
Sotheby's, Term Loan, (LIBOR USD 3
Month + 4.75%), 5.50%
,
 01/15/27
(b)
744 748,962
SRS Distribution, Inc., Term Loan,
05/23/25
(b)(n)
............... 1,496 1,473,502
Surf Holdings SARL, 1st Lien Term
Loan, 03/05/27
(b)(n)
........... 2,495 2,469,454
Tempo Acquisition LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/02/26
(b)
........... 2,329 2,325,127
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.25%), 7.37%
,
 03/03/28
(b)
..... 632 638,705
Trans Union LLC, Term Loan B5,
(LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/16/26
(b)
........... 342 339,691
TransDigm , Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 12/09/25
(b)
........... 988 974,712
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(b)
..... 1,704 1,697,337
Uber Technologies, Inc., Term Loan,
02/25/27
(b)(n)
............... 1,000 997,500
UKG Inc., 1st Lien Term Loan
(b)
:
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 .......... 2,167 2,166,988
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 .......... USD 7,657 $ 7,659,174
UKG Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(b)
........... 1,433 1,473,310
United AirLines , Inc., Term Loan B,
04/21/28
(b)(n)
............... 1,003 1,014,103
Veritas US, Inc., Term Loan B
(b)
:
(EURIBOR 3 Month + 4.75%),
5.75%, 09/01/25 .......... EUR 4,284 5,180,739
(LIBOR USD 3 Month + 5.00%),
6.00%, 09/01/25 .......... USD 1,908 1,920,300
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
4.11%
,
 08/27/25
(b)
........... 149 149,065
Vertiv Group Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
2.86%
,
 03/02/27
(b)
........... 990 984,009
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month +
2.50%), 2.61%
,
 01/31/28
(b)
..... 1,500 1,487,010
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.11%
,
 02/28/27
(b)
........... 5,159 5,114,079
Whatabrands LLC, Term Loan,
07/31/26
(b)(n)
............... 500 496,420
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 698 697,980
Wilsonart LLC, Term Loan E,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 12/31/26
(b)
........... 495 493,849
WIN Waste Innovations Holdings, Inc.,
Term Loan, 03/24/28
(b)(n)
....... 61 60,758
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... 152 151,430
Zaxby's Operating Co., LP, 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/28/27
(b)
..... 3,394 3,394,000
Zaxby's Operating Co., LP, 2nd Lien
Term Loan, (LIBOR USD 1 Month +
6.50%), 7.25%
,
 12/28/28
(b)
..... 2,109 2,133,612
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.11%
,
 03/09/27
(b)
........... 1,336 1,321,927
244,610,999
Total Floating Rate Loan Interests — 26.6%
(Cost: $408,758,894) ............................. 414,600,168
Foreign Agency Obligations — 1.8%
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC,
6.88%
,
10/05/25 ............ 252 291,611
Colombia — 0.0%
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 200 201,225
France — 1.5%
Electricite de France SA:
(GBP Swap 13 Year + 3.96%),
6.00%
(b)( i )
............... GBP 2,600 4,018,027

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
France (continued)
(GBP Swap 15 Year + 3.05%),
5.87%
(b)( i )
............... GBP 900 $ 1,404,528
(EUR Swap Annual 5 Year +
4.00%), 3.37%
(b)( i )
......... EUR 8,400 10,729,172
2.00%, 12/09/49 ............ 3,900 4,980,520
5.13%, 09/22/50 ............ GBP 900 1,878,454
23,010,701
India — 0.0%
Oil India Ltd., 5.13%
,
02/04/29 ..... USD 240 265,020
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 200 208,975
473,995
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29 ................. 231 244,254
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49 ................. 200 249,912
494,166
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA :
3.63%, 09/24/24 ............ EUR 571 726,858
2.63%, 04/28/25 ............ 1,454 1,798,549
2,525,407
Mexico — 0.1%
Petroleos Mexicanos :
6.50%, 03/13/27 ............ USD 263 278,780
6.35%, 02/12/48 ............ 335 284,750
7.69%, 01/23/50 ............ 297 285,863
849,393
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(a)
................ 352 339,196
Total Foreign Agency Obligations — 1.8%
(Cost: $26,577,712) .............................. 28,185,694
Foreign Government Obligations — 0.7%
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29 ............ 219 240,667
5.25%, 01/25/33
(a)
........... 200 194,000
434,667
Colombia — 0.1%
Republic of Colombia:
4.50%, 01/28/26 ............ 336 368,298
3.88%, 04/25/27 ............ 340 361,845
730,143
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.95%, 01/25/27 ............ 440 499,400
4.50%, 01/30/30
(a)
........... 244 252,967
4.88%, 09/23/32
(a)
........... 300 313,875
6.40%, 06/05/49 ............ 150 162,544
1,228,786
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 05/29/24
(a)
........... 200 211,600
5.88%, 06/11/25 ............ 462 490,240
Security
Par (000)
Par (000) Value
Egypt (continued)
7.60%, 03/01/29 ............ USD 516 $ 558,828
7.50%, 02/16/61
(a)
........... 200 184,750
1,445,418
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(a)
210 216,234
Indonesia — 0.1%
Republic of Indonesia:
3.50%, 01/11/28 ............ 200 216,350
4.10%, 04/24/28 ............ 200 223,162
3.40%, 09/18/29 ............ 200 214,413
653,925
Mexico — 0.1%
United Mexican States:
3.75%, 01/11/28 ............ 295 319,485
3.25%, 04/16/30 ............ 239 244,198
2.66%, 05/24/31 ............ 559 536,396
1,100,079
Morocco — 0.0%
Kingdom of Morocco
(a)
:
3.00%, 12/15/32 ............ 255 242,170
4.00%, 12/15/50 ............ 200 179,938
422,108
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48 ................. 258 257,565
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26 ................. 200 205,500
Panama — 0.1%
Republic of Panama:
3.16%, 01/23/30 ............ 343 358,821
4.50%, 04/16/50 ............ 217 239,826
598,647
Paraguay — 0.0%
Republic of Paraguay
(a)
:
4.95%, 04/28/31 ............ 200 224,537
5.40%, 03/30/50 ............ 200 225,288
449,825
Peru — 0.0%
Republic of Peru, 2.78%
,
01/23/31 .. 241 241,196
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(a)
... 213 241,755
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(a)
................ 242 246,129
Russia — 0.0%
Russian Federation:
4.75%, 05/27/26 ............ 200 225,662
4.25%, 06/23/27 ............ 200 221,500
447,162
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30 ................. 419 485,464

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29 ....... USD 225 $ 146,222
Ukraine — 0.1%
Ukraine Government Bond:
7.75%, 09/01/23 ............ 112 119,231
8.99%, 02/01/24 ............ 224 246,176
7.75%, 09/01/24 ............ 222 238,206
7.75%, 09/01/25 ............ 220 236,472
7.25%, 03/15/33
(a)
........... 234 234,483
1,074,568
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 ................. 79 97,656
Total Foreign Government Obligations — 0.7%
(Cost: $10,934,173) .............................. 10,723,049
Non-Agency Mortgage-Backed Securities — 0.3%
Commercial Mortgage-Backed Securities — 0.3%
United States — 0.3%
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.25%,
04/15/38
(a)(b)
............... 5,486 5,482,203
Total Non-Agency Mortgage-Backed Securities — 0.3%
(Cost: $5,472,681) .............................. 5,482,203
Capital Trusts — 0.4%
United Kingdom — 0.4%
Lloyds Banking Group plc
(b)( i )
:
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)
................ 1,252 1,676,115
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)
................ 2,694 3,690,780
(LIBOR USD 3 Month + 1.27%),
6.66% ................. 701 960,370
6,327,265
Total Capital Trusts — 0.4%
(Cost: $5,315,135) .............................. 6,327,265
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.25%, 06/30/25
(m)
(p)
...................... 4,850 4,770,998
Total U.S. Treasury Obligations — 0.3%
(Cost: $4,858,022) .............................. 4,770,998
Shares
Shares
Warrants — 0.0%
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price
11.50)
(d)
.................. 109,736 989
Security
Shares
Shares Value
Luxembourg — 0.0%
Lakestar Spac I SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(c)(d)
................. 63,317 $ 79,929
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(d)
.................. 25,619 234,670
United States — 0.0%
(d)
Ascent Resources Marcellus Minerals
(Issued/exercisable 03/30/18,
1 share for 1 warrant, Expires
12/31/49, Strike Price USD 1.00) . 566,782 56,678
Ascent Resources plc (Issued/
exercisable 03/30/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00) ............ 440,830 22,042
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 8,910 28,067
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(c)
........... 16,190 24,285
Decarbonization Plus Acquisition
Corp. (Issued/exercisable 12/10/20,
1 share for 1 warrant, Expires
10/02/25, Strike Price USD 11.50) 15,531 32,615
Dragoneer Growth Opportunities
Corp. (Issued/exercisable 11/23/20,
1 share for 1 warrant, Expires
08/14/25, Strike Price USD 11.50) 4,837 9,689
Jaws Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 07/06/25, Strike
Price USD 11.50) ............ 7,450 26,746
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 11/11/20, Strike
Price USD 10.00)
(c)
.......... 53,160 31,364
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(c)
........... 6,030 6,090
Tortoise Acquisition Corp. II (Issued/
exercisable 10/22/20, 1 share for
1 warrant, Expires 06/14/27, Strike
Price USD 11.50) ............ 9,180 19,370
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 3,980 24,218
TS Innovation Acquisitions Corp.
(Issued/exercisable 04/15/21,
1 share for 1 warrant, Expires
12/31/26, Strike Price USD 11.50) 4,517 10,479
Total Warrants — 0.0% ............................ 607,231
Total Long-Term Investments — 100.0%
(Cost: $1,562,887,419) ........................... 1,561,017,452

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 11.7%
Borrowed Bond Agreements — 6.5%
(q)(r)
Barclays Bank plc, (2.25)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 361,131,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 363,000 and
$433,667, respectively) ........ EUR 362 $ 435,347
Barclays Bank plc, (2.00)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 1,532,576,
collateralized by Banijay Group
SAS, 6.50%, due at 03/01/26, par
and fair value of EUR 1,500,000 and
$1,848,460, respectively) ...... 1,536 1,846,981
Barclays Bank plc, (0.85)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 1,584,467,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 6.00%, par
and fair value of EUR 1,400,000 and
$1,908,271, respectively)
( i )
..... 1,586 1,906,874
Barclays Bank plc, (0.85)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 2,674,560,
collateralized by Cooperatieve
Rabobank UA, 4.37%, par and
fair value of EUR 2,400,000 and
$3,188,367, respectively)
( i )
..... 2,677 3,218,779
Barclays Bank plc, (0.85)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 4,235,191,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 4,100,000 and
$5,042,104, respectively) ...... 4,240 5,096,967
Barclays Bank plc, (0.75)%, Open
(Purchased on 01/22/21 to be
repurchased at USD 1,095,367,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 850,000 and
$1,071,023, respectively) ...... USD 1,098 1,097,563
Barclays Bank plc, (0.75)%, Open
(Purchased on 03/26/21 to be
repurchased at USD 1,783,112,
collateralized by BNP Paribas
SA, 4.50%, par and fair value of
USD 1,780,000 and $1,777,330,
respectively)
( i )
.............. 1,784 1,784,450
Barclays Bank plc, (0.20)%, Open
(Purchased on 04/06/21 to be
repurchased at USD 1,350,195,
collateralized by Zayo Group
Holdings, Inc., 6.13%, due
at 03/01/28, par and fair value of
USD 1,300,000 and $1,337,375,
respectively) ............... 1,350 1,350,375
Barclays Bank plc, (0.20)%, Open
(Purchased on 04/01/21 to be
repurchased at USD 4,014,420,
collateralized by Ardagh Metal
Packaging Finance USA LLC,
4.00%, due at 09/01/29, par and
fair value of USD 4,000,000 and
$3,980,000, respectively) ...... 4,015 4,015,000
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., (0.20)%, Open
(Purchased on 04/21/21 to be
repurchased at USD 3,964,802,
collateralized by Ardagh Metal
Packaging Finance USA LLC,
3.25%, due at 09/01/28, par and
fair value of USD 4,000,000 and
$3,945,000, respectively) ...... USD 3,965 $ 3,965,000
BNP Paribas NA, 0.00%, Open
(Purchased on 04/30/21 to be
repurchased at USD 1,776,000,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 1,600,000 and
$1,764,432, respectively) ...... 1,776 1,776,000
BNP Paribas SA, (1.40)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 1,595,062,
collateralized by INEOS Finance
plc, 2.88%, due at 05/01/26, par and
fair value of EUR 1,564,000 and
$1,903,169, respectively) ...... EUR 1,598 1,920,896
BNP Paribas SA, (0.75)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 1,774,405,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 1,800,000 and
$2,128,884, respectively) ...... 1,776 2,135,203
BNP Paribas SA, (0.70)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 941,102,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 900,000 and $1,120,547,
respectively) ............... 942 1,132,393
BNP Paribas SA, (0.68)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 2,767,692,
collateralized by Mauser Packaging
Solutions Holding Co., 4.75%, due
at 04/15/24, par and fair value of
EUR 2,700,000 and $3,253,866,
respectively) ............... 2,770 3,330,181
BNP Paribas SA, (0.24)%, Open
(Purchased on 03/26/21 to be
repurchased at GBP 775,116,
collateralized by TalkTalk Telecom
Group plc, 3.88%, due at 02/20/25,
par and fair value of GBP 790,000
and $1,074,664, respectively) ... GBP 775 1,070,824
BNP Paribas SA, (0.10)%, Open
(Purchased on 04/15/21 to be
repurchased at USD 2,895,629,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 2,600,000 and
$2,867,202, respectively) ...... USD 2,896 2,895,750
BNP Paribas SA, (0.02)%, Open
(Purchased on 11/25/20 to be
repurchased at USD 4,913,745,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,850,355, respectively) ...... 4,913 4,912,688

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd.,
(0.90)%, Open (Purchased on
03/26/21 to be repurchased at EUR
2,246,319, collateralized by INEOS
Quattro Finance 1 plc, 3.75%, due
at 07/15/26, par and fair value of
EUR 2,200,000 and $2,694,040,
respectively) ............... EUR 2,249 $ 2,703,562
Citigroup Global Markets Ltd.,
(0.90)%, Open (Purchased on
03/26/21 to be repurchased at EUR
4,508,257, collateralized by INEOS
Quattro Finance 2 plc, 2.50%, due
at 01/15/26, par and fair value of
EUR 4,500,000 and $5,424,300,
respectively) ............... 4,513 5,425,923
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
03/26/21 to be repurchased at EUR
2,246,520, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,200,000 and
$2,691,237, respectively) ...... 2,249 2,703,641
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
03/26/21 to be repurchased at EUR
3,453,363, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 3,200,000 and
$4,073,223, respectively) ...... 3,456 4,155,553
Goldman Sachs International,
(2.00)%, Open (Purchased on
03/26/21 to be repurchased at
EUR 2,188,016, collateralized by
eircom Finance DAC, 1.75%, due
at 11/01/24, par and fair value of
EUR 2,200,000 and $2,628,287,
respectively) ............... 2,193 2,636,883
Goldman Sachs International,
(0.90)%, Open (Purchased on
03/26/21 to be repurchased at
EUR 2,570,416, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $3,070,787,
respectively) ............... 2,573 3,093,630
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
03/26/21 to be repurchased at
EUR 738,132, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $887,035,
respectively) ............... 740 889,397
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
03/26/21 to be repurchased at EUR
3,368,033, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 3,300,000
and $4,015,637, respectively) ... 3,371 4,053,359
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
03/26/21 to be repurchased at EUR
3,762,615, collateralized by Vivendi
SE, 1.13%, due at 12/11/28, par and
fair value of EUR 3,600,000 and
$4,482,189, respectively) ...... EUR 3,766 $ 4,528,231
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
03/26/21 to be repurchased at EUR
309,901, collateralized by ARD
Finance SA, 5.00%, due at 06/30/27,
par and fair value of EUR 300,000
and $368,935, respectively) ..... 310 372,959
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
03/26/21 to be repurchased at EUR
1,096,808, collateralized by Altice
Finco SA, 4.75%, due at 01/15/28,
par and fair value of EUR 1,125,000
and $1,327,274, respectively) ... 1,098 1,319,827
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
03/26/21 to be repurchased at
EUR 1,104,724, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,121,000 and $1,325,822,
respectively) ............... 1,106 1,329,353
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
04/12/21 to be repurchased at EUR
4,443,771, collateralized by Altice
Finco SA, 4.75%, due at 01/15/28,
par and fair value of EUR 4,500,000
and $5,309,096, respectively) ... 4,446 5,344,933
J.P. Morgan Securities plc,
(0.72)%, Open (Purchased on
03/26/21 to be repurchased at
EUR 736,181, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 747,000 and $883,487,
respectively) ............... 737 885,840
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
03/26/21 to be repurchased at EUR
2,519,934, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 2,335,000 and
$2,972,180, respectively) ...... 2,522 3,032,143
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
03/26/21 to be repurchased at EUR
863,361, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 800,000 and
$1,018,306, respectively) ...... 864 1,038,850
J.P. Morgan Securities plc,
(0.45)%, Open (Purchased on
03/26/21 to be repurchased at GBP
602,198, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 614,000 and $835,245,
respectively) ............... GBP 603 832,176

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
03/26/21 to be repurchased at GBP
869,088, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 886,000 and $1,205,256,
respectively) ............... GBP 870 $ 1,200,827
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
03/26/21 to be repurchased at GBP
588,547, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 600,000 and $816,201,
respectively) ............... 589 813,201
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
03/26/21 to be repurchased at GBP
1,373,277, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 1,400,000 and $1,904,468,
respectively) ............... 1,374 1,897,469
Merrill Lynch International,
(1.45)%, Open (Purchased on
03/26/21 to be repurchased at EUR
2,482,425, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 2,300,000
and $2,899,064, respectively) ... EUR 2,487 2,989,707
Merrill Lynch International,
(1.45)%, Open (Purchased on
03/26/21 to be repurchased at EUR
1,507,803, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,397,000
and $1,760,867, respectively) ... 1,510 1,815,922
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at USD
4,770,360, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 4,400,000
and $4,752,000, respectively) ... USD 4,774 4,774,000
Total Borrowed Bond Agreements — 6.5%
(Cost: $100,482,501) ............................. 101,728,657
Shares
Shares
Money Market Funds — 5.2%
(s)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02%
*
...... 80,702,493 80,702,493
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Class, 0.01% 523,709 523,709
Security
Shares
Shares Value
Total Money Market Funds — 5.2%
(Cost: $81,226,202) .............................. $ 81,226,202
Total Short-Term Securities — 11.7%
(Cost: $181,708,703) ............................. 182,954,859
Total Options Purchased — 0.6%
(Cost: $13,063,732) .............................. 9,439,826
Total Investments Before Options Written and Borrowed Bonds
— 112.3%
(Cost: $1,757,659,854) ........................... 1,753,412,137
Total Options Written — (0.1)%
(Premiums Received — $3,270,511) .................. (2,714,775)
Par (000)
Pa r (000)
Borrowed Bonds — (6.4)%
Corporate Bonds — (5.9)%
Austria — (0.5)%
ams AG, 6.00% ,  07/31/25 ........ EUR 6,335 (8,063,709)
France — (0.6)%
Banijay Group SAS, 6.50% ,  03/01/26 1,500 (1,848,460)
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.94%), 4.50%
(b)( i )
USD 1,780 (1,777,330)
Vivendi SE, 1.13% ,  12/11/28 ...... EUR 4,500 (5,602,736)
(9,228,526)
Ireland — (0.9)%
eircom Finance DAC:
1.75% ,  11/01/24 ............ 2,563 (3,061,954)
2.63% ,  02/15/27 ............ 4,418 (5,225,228)
3.50% ,  05/15/26 ............ 2,500 (3,070,787)
Ryanair DAC, 1.13% ,  08/15/23 ..... 2,200 (2,691,237)
(14,049,206)
Luxembourg — (1.1)%
Altice Finco SA, 4.75% ,  01/15/28 ... 5,625 (6,636,370)
ARD Finance SA, 5.00%
,
(5.00% Cash
or 5.75% PIK), 06/30/27
(b)(h)
..... 4,400 (5,411,039)
INEOS Finance plc, 2.88% ,  05/01/26 4,864 (5,918,806)
(17,966,215)
Netherlands — (0.5)%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.68%),
4.37%
(b)( i )
................. 2,400 (3,188,367)
Nouryon Holding BV, 6.50% ,  10/01/26 3,697 (4,659,931)
(7,848,298)
United Kingdom — (0.9)%
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ 2,200 (2,694,040)
INEOS Quattro Finance 2 plc,
2.50% ,  01/15/26 ............ 4,500 (5,424,300)
TalkTalk Telecom Group plc,
3.88% ,  02/20/25 ............ GBP 4,290 (5,835,834)
(13,954,174)
United States — (1.4)%
Ardagh Metal Packaging Finance USA
LLC
(a)
:
3.25% ,  09/01/28 ............ USD 4,000 (3,945,000)
4.00% ,  09/01/29 ............ 4,000 (3,980,000)

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
s
Security
Par (000)
Par (000) Value
United States (continued)
Clarios Global LP, 8.50% ,  05/15/27
(a)
. USD 4,400 $ (4,752,000)
Mauser Packaging Solutions Holding
Co., 4.75% ,  04/15/24 ......... EUR 2,700 (3,253,866)
Sprint Capital Corp., 6.88% ,  11/15/28 USD 850 (1,071,023)
Uber Technologies, Inc.,
7.50% ,  09/15/27
(a)
........... 2,600 (2,867,202)
Zayo Group Holdings, Inc.,
6.13% ,  03/01/28
(a)
........... 1,300 (1,337,375)
(21,206,466)
Total Corporate Bonds — (5.9)%
(Proceeds: $88,197,027) .......................... (92,316,594)
Preferred Securities — (0.2)%
Spain — (0.2)%
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)( i )
................. EUR 1,400 (1,908,271)
Total Preferred Securities — (0.2)%
(Proceeds: $1,570,205) ........................... (1,908,271)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations — (0.3)%
United States — (0.3)%
U.S. Treasury Notes, 0.25% ,  05/31/25 USD 4,925 $ (4,850,355)
Total U.S. Treasury Obligations — (0.3)%
(Proceeds: $4,904,191) ........................... (4,850,355)
Total Borrowed Bonds — (6.4)%
(Proceeds: $94,671,423) ..........................
(99,075,220)
Total Investments Net of Options Written and Borrowed Bonds
— 105.8%
(Cost: $1,659,717,920) ........................... 1,651,622,142
Liabilities in Excess of Other Assets — (5.8)% ............ (90,892,830)
Net Assets — 100.0% .............................. $ 1,560,729,312
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,227,107, representing 0.14% of its net assets as of period end, and an original cost of $1,335,504.
(f)
Convertible security.
(g)
Zero-coupon bond.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Annualized 7-day yield as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 19,476,089 $ 61,226,404 $ — $ — $ — $ 80,702,493 80,702,493 $ 15,827 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... 2,841,950 — (2,822,920) 20,649 (39,679) — — 11,334 —
iShares Russell 2000 ETF
(b)
.... — 3,953,949 (3,842,106) (111,843) — — — — —
$ (91,194) $ (39,679) $ 80,702,493 $ 27,161 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date
(a)
Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
(a)
BNP Paribas SA ....... 0.04% 10/23/20 Open   $ 3,735,938 $ 3,738,896 U.S. Treasury Obligations Open/Demand
RBC Capital Markets LLC . 0.55 11/12/20 Open   15,215,000 15,254,517 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.45 03/11/21 Open   9,331,125 9,336,957 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.55 04/12/21 Open   7,361,550 7,363,574 Corporate Bonds Open/Demand
$ 35,643,613 $ 35,693,944
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro- Bobl ............................................................... 247 06/08/21 $ 40,009 $ 100,452
Euro-BTP ............................................................... 44 06/08/21 7,781 141,678
Euro-Bund .............................................................. 246 06/08/21 50,278 360,916
EURO STOXX 50 Index ..................................................... 718 06/18/21 34,011 58,429
Russell 2000 E-Mini Index .................................................... 100 06/18/21 11,308 353,225
U.S. Treasury 10 Year Note ................................................... 403 06/21/21 53,246 (157,427)
U.S. Treasury 10 Year Ultra Note ............................................... 16 06/21/21 2,331 37,847
U.S. Treasury Long Bond .................................................... 23 06/21/21 3,618 (54,580)
U.S. Treasury Ultra Bond .................................................... 3 06/21/21 558 (12,372)
Long Gilt ............................................................... 72 06/28/21 12,695 74,427
U.S. Treasury 2 Year Note .................................................... 4 06/30/21 883 431
U.S. Treasury 5 Year Note .................................................... 175 06/30/21 21,697 49,020
$ 952,046
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 858,000 USD 925,547 JPMorgan Chase Bank NA 06/16/21 $ 15,064
CHF 6,260,182 USD 6,674,846 Royal Bank of Canada 06/16/21 188,086
EUR 37,133,195 USD 43,902,762 BNP Paribas SA 06/16/21 781,085
EUR 275,100,580 USD 325,071,252 Citibank NA 06/16/21 5,968,190
EUR 71,861,538 USD 84,924,644 Morgan Stanley & Co. International plc 06/16/21 1,549,195
GBP 36,789,671 USD 50,750,984 Citibank NA 06/16/21 63,253
GBP 42,100,255 USD 58,076,835 Morgan Stanley & Co. International plc 06/16/21 72,430
USD 1,141,775 CHF 1,036,000 JPMorgan Chase Bank NA 06/16/21 6,026
USD 29,333,177 GBP 21,229,158 Citibank NA 06/16/21 11,266
USD 3,762,490 GBP 2,722,965 Deutsche Bank AG 06/16/21 1,505
USD 324,999 GBP 233,000 JPMorgan Chase Bank NA 06/16/21 3,177
USD 56,081,348 GBP 40,567,000 Morgan Stanley & Co. International plc 06/16/21 49,830
USD 1,384,318 GBP 994,000 Royal Bank of Canada 06/16/21 11,396
USD 23,740,399 GBP 16,990,000 Westpac Banking Corp. 06/16/21 273,652
8,994,155
GBP 5,477,294 USD 7,576,433 Morgan Stanley & Co. International plc 06/16/21 (11,143)
USD 2,920,433 CHF 2,727,000 Bank of America NA 06/16/21 (69,131)
USD 6,674,181 CHF 6,260,182 BNP Paribas SA 06/16/21 (188,751)
USD 3,941,741 CHF 3,652,000 JPMorgan Chase Bank NA 06/16/21 (61,885)
USD 148,819 CHF 136,000 Morgan Stanley & Co. International plc 06/16/21 (276)
USD 43,396,539 EUR 36,420,000 BNP Paribas SA 06/16/21 (429,092)
USD 710,395,643 EUR 599,201,160 Citibank NA 06/16/21 (10,646,885)
USD 15,274,250 EUR 12,832,289 Deutsche Bank AG 06/16/21 (167,352)
USD 204,674,712 EUR 172,616,733 Morgan Stanley & Co. International plc 06/16/21 (3,041,853)
USD 2,433,082 EUR 2,042,000 State Street Bank and Trust Co. 06/16/21 (24,138)
USD 5,175,920 GBP 3,755,000 BNP Paribas SA 06/16/21 (10,521)
USD 50,750,980 GBP 36,789,671 Citibank NA 06/16/21 (63,257)
USD 3,206,740 GBP 2,323,000 JPMorgan Chase Bank NA 06/16/21 (1,808)
USD 58,076,835 GBP 42,100,255 Morgan Stanley & Co. International plc 06/16/21 (72,430)
USD 3,960,306 GBP 2,887,097 Royal Bank of Canada 06/16/21 (27,379)
USD 130,796 JPY 14,293,000 Morgan Stanley & Co. International plc 06/16/21 (31)
(14,815,932)
$ (5,821,777)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 456 05/21/21 EUR 3,850.00 EUR 18,125 $ 708,856
EURO STOXX 50 Index ....................... 1,809 05/21/21 EUR 4,000.00 EUR 71,903 680,734
NXP Semiconductors NV ...................... 200 05/21/21 USD 230.00 USD 3,850 7,000
NXP Semiconductors NV ...................... 250 05/21/21 USD 225.00 USD 4,813 8,500
S&P 500 Index ............................. 242 05/21/21 USD 4,300.00 USD 101,184 219,010
Telecom Italia SpA ........................... 7,445 05/21/21 EUR 0.50 EUR 3,397 27,300
Western Digital Corp. ......................... 650 05/21/21 USD 85.00 USD 4,591 13,325
Western Digital Corp. ......................... 800 05/21/21 USD 75.00 USD 5,650 95,200
Caesars Entertainment, Inc. .................... 103 06/18/21 USD 70.00 USD 1,008 291,490
Electricite de France SA ....................... 1,580 06/18/21 EUR 13.00 EUR 1,915 107,325
EURO STOXX Bank Index ..................... 20 06/18/21 EUR 90.00 EUR 92 5,260
EURO STOXX Bank Index ..................... 38 06/18/21 EUR 95.00 EUR 175 4,854
Invesco QQQ Trust 1 ......................... 269 06/18/21 USD 355.00 USD 9,092 76,262
Lions Gate Entertainment Corp. .................. 250 06/18/21 USD 20.00 USD 362 3,750
STOXX Europe 600 Banks Index ................. 1,887 06/18/21 EUR 130.00 EUR 12,564 694,773
STOXX Europe 600 Telecommunications Index ....... 1,706 06/18/21 EUR 230.00 EUR 19,556 379,442
Telecom Italia SpA ........................... 1,875 06/18/21 EUR 0.46 EUR 856 42,830
Western Digital Corp. ......................... 700 06/18/21 USD 80.00 USD 4,944 93,100
Liberty Global plc ............................ 1,209 07/16/21 USD 30.00 USD 3,252 42,315
Liberty Global plc ............................ 1,982 07/16/21 USD 32.50 USD 5,332 34,685
S&P 500 Index ............................. 78 07/16/21 USD 4,200.00 USD 32,613 855,270
S&P 500 Index ............................. 78 07/16/21 USD 4,400.00 USD 32,613 210,990
Sabre Corp. ............................... 350 07/16/21 USD 20.00 USD 524 9,275
EURO STOXX 50 Index ....................... 904 09/17/21 EUR 4,300.00 EUR 35,932 268,448
iShares Russell 2000 ETF ...................... 468 09/17/21 USD 260.00 USD 10,525 80,496
iShares Russell 2000 ETF ...................... 468 09/17/21 USD 240.00 USD 10,525 280,800
STOXX Europe 600 Banks Index ................. 2,001 09/17/21 EUR 140.00 EUR 13,323 553,312
Cellnex Telecom SA .......................... 1,654 12/17/21 EUR 59.28 EUR 8,403 265,229
Electricite de France SA ....................... 1,185 12/17/21 EUR 15.00 EUR 1,436 108,984
6,168,815
Put
S&P 500 Index ............................. 206 05/07/21 USD 3,900.00 USD 86,132 27,295
S&P 500 Index ............................. 206 05/07/21 USD 3,700.00 USD 86,132 14,935
American Airlines Group, Inc. .................... 1,000 05/21/21 USD 6.00 USD 2,172 7,000
EURO STOXX 50 Index ....................... 302 05/21/21 EUR 3,950.00 EUR 12,004 212,765
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 05/21/21 USD 86.00 USD 8,744 23,000
iShares Russell 2000 ETF ...................... 350 05/21/21 USD 205.00 USD 7,871 26,775
Lumen Technologies, Inc. ...................... 1,000 05/21/21 USD 12.00 USD 1,283 21,500
S&P 500 Index ............................. 68 05/21/21 USD 4,100.00 USD 28,432 219,640
S&P 500 Index ............................. 82 05/21/21 USD 4,000.00 USD 34,286 148,830
Seagate Technology plc ....................... 410 05/21/21 USD 75.00 USD 3,806 9,020
SPDR Bloomberg Barclays High Yield Bond ETF ...... 1,000 05/21/21 USD 108.00 USD 10,921 32,500
SPDR S&P 500 ETF Trust ...................... 300 05/21/21 USD 390.00 USD 12,519 34,350
SPDR S&P 500 ETF Trust ...................... 350 05/21/21 USD 403.00 USD 14,606 81,550
ams AG .................................. 466 06/18/21 CHF 16.00 CHF 738 3,062
ams AG .................................. 660 06/18/21 CHF 17.00 CHF 1,045 144,539
Cellnex Telecom SA .......................... 564 06/18/21 EUR 42.32 EUR 3,078 49,947
Cellnex Telecom SA .......................... 687 06/18/21 EUR 32.82 EUR 3,749 7,186
EURO STOXX 50 Index ....................... 602 06/18/21 EUR 3,700.00 EUR 23,928 269,960
SPDR Bloomberg Barclays High Yield Bond ETF ...... 1,275 06/18/21 USD 106.00 USD 13,924 60,563
American Airlines Group, Inc. .................... 750 07/16/21 USD 8.00 USD 1,629 15,750
Pitney Bowes, Inc. ........................... 300 07/16/21 USD 7.00 USD 224 19,500
S&P 500 Index ............................. 97 07/16/21 USD 4,100.00 USD 40,557 945,265
S&P 500 Index ............................. 97 07/16/21 USD 3,850.00 USD 40,557 490,820
ams AG .................................. 962 09/17/21 CHF 12.00 CHF 1,523 51,089
2,916,841
$ 9,085,656

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.36.V1 Quarterly Bank of America NA 05/19/21 USD 108.00 USD 15,000 $ 19,449
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 05/19/21 EUR 250.00 EUR 27,800 164,758
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 05/19/21 EUR 275.00 EUR 33,700 75,784
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V2 Quarterly Barclays Bank plc 05/19/21 EUR 300.00 EUR 14,300 6,195
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 05/19/21 EUR 300.00 EUR 81,400 87,984
$ 354,170
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
NXP Semiconductors NV ....................... 200 05/21/21 USD 260.00 USD 3,850 $ (15,200)
NXP Semiconductors NV ....................... 250 05/21/21 USD 240.00 USD 4,813 (5,500)
Western Digital Corp. .......................... 350 05/21/21 USD 95.00 USD 2,472 (4,200)
Western Digital Corp. .......................... 1,200 05/21/21 USD 80.00 USD 8,476 (53,400)
EURO STOXX Bank Index ...................... 20 06/18/21 EUR 100.00 EUR 92 (1,082)
S&P 500 Index .............................. 156 07/16/21 USD 4,300.00 USD 65,226 (915,720)
EURO STOXX 50 Index ........................ 904 09/17/21 EUR 4,400.00 EUR 35,932 (139,658)
(1,134,760)
Put
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,000 05/21/21 USD 83.00 USD 8,744 (5,500)
iShares Russell 2000 ETF ....................... 350 05/21/21 USD 190.00 USD 7,871 (6,825)
S&P 500 Index .............................. 82 05/21/21 USD 3,900.00 USD 34,286 (86,100)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 1,000 05/21/21 USD 104.00 USD 10,921 (20,000)
SPDR S&P 500 ETF Trust ....................... 300 05/21/21 USD 370.00 USD 12,519 (13,650)
SPDR S&P 500 ETF Trust ....................... 350 05/21/21 USD 385.00 USD 14,606 (30,975)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 1,275 06/18/21 USD 100.00 USD 13,924 (25,500)
S&P 500 Index .............................. 97 07/16/21 USD 4,000.00 USD 40,557 (720,225)
S&P 500 Index .............................. 97 07/16/21 USD 3,950.00 USD 40,557 (631,955)
(1,540,730)
$ (2,675,490)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 % Quarterly
Bank of America
NA 05/19/21 NR USD 105.00 USD 15,000 $ (9,236)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
OTC Credit Default Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.35.V1 Quarterly 5.00 % Quarterly Barclays Bank plc 05/19/21 NR EUR 300.00 EUR 27,800 $ (30,049)
$ (39,285)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 2,717 $ (287,219) $ (211,012) $ (76,207)
ITRAXX.FINSR.34.V1 ................. 1.00 Quarterly 12/20/25 EUR 970 (27,535) (176) (27,359)
CDX.NA.HY.36.V1 ................... 5.00 Quarterly 06/20/26 USD 47,180 (4,898,159) (4,086,410) (811,749)
ITRAXX.EUR.CROSSOVER.35.V1 ........ 5.00 Quarterly 06/20/26 EUR 28,826 (4,310,166) (3,893,532) (416,634)
ITRAXX.FINSUB.35.V1 ............... 1.00 Quarterly 06/20/26 EUR 116,860 391,538 896,281 (504,743)
$ (9,131,541) $ (7,294,849) $ (1,836,692)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.MAIN.34.V1 1.00 % Quarterly 12/20/25 NR EUR 30,900 $ 1,048,471 $ 905,939 $ 142,532
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 2,267 $ 1,853 $ — $ 1,853
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 2,267 (707) — (707)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 143 3,002 — 3,002
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (2,772) — (2,772)
$ 1,376 $ — $ 1,376
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France Holding SA ..... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 14,110 $ (206,591) $ (80,744) $ (125,847)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 2,220 (32,504) (7,459) (25,045)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/21 USD 3,000 (28,220) 130,588 (158,808)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5.00 % Quarterly Goldman Sachs Bank USA 06/20/21 USD 3,000 $ (28,220) $ 188,433 $ (216,653)
American Airlines Group, Inc. .. 5.00 Quarterly Goldman Sachs Bank USA 06/20/21 USD 3,000 (28,220) 116,705 (144,925)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 06/20/21 EUR 660 (8,249) 2,135 (10,384)
Delta Air Lines, Inc. ........ 5.00 Quarterly Goldman Sachs International 06/20/21 USD 3,000 (34,685) 17,162 (51,847)
HP, Inc. ................ 1.00 Quarterly Goldman Sachs International 06/20/21 USD 5,500 (13,254) 7,191 (20,445)
Carnival Corp. ............ 1.00 Quarterly Goldman Sachs International 12/20/21 USD 2,040 1,082 69,273 (68,191)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,240 (73,135) 38,082 (111,217)
Casino Guichard Perrachon SA 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 2,500 (81,624) (3,791) (77,833)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,850 (12,025) 47,653 (59,678)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/21 EUR 1,650 (35,040) 9,020 (44,060)
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 960 (20,387) 34,642 (55,029)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 1,700 (36,027) (20,956) (15,071)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 2,480 (152,592) (28,234) (124,358)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/22 USD 3,000 3,219 901,940 (898,721)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 06/20/22 USD 1,680 (92,784) 53,857 (146,641)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 3,350 (187,850) (139,682) (48,168)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,100 (4,379) 21,920 (26,299)
Marks & Spencer plc ....... 1.00 Quarterly Deutsche Bank AG 06/20/22 EUR 800 (3,185) 13,619 (16,804)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 875 (35,470) 63,947 (99,417)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,650 (66,887) 108,823 (175,710)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,000 (40,537) 99,684 (140,221)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,650 (34,897) (4,065) (30,832)
Stonegate Pub Co. Financing plc 5.00 Quarterly Citibank NA 06/20/22 EUR 2,640 (55,835) (46,563) (9,272)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 1,650 (34,897) 8,744 (43,641)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 900 (38,501) 13,402 (51,903)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 7,490 (474,789) 119,301 (594,090)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 1,400 (88,746) (57,425) (31,321)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/22 EUR 904 19,323 35,884 (16,561)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,470 (30,551) 30,267 (60,818)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 (20,160) 32,947 (53,107)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/23 USD 1,710 (176,444) (102,781) (73,663)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 06/20/23 USD 960 (85,955) (16,035) (69,920)
Avis Budget Car Rental LLC .. 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,000 (179,074) 40,625 (219,699)
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/23 EUR 3,240 81,573 188,872 (107,299)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,398 (208,159) (147,538) (60,621)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,480 (220,421) (164,297) (56,124)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 1,434 (213,533) (159,709) (53,824)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 860 (28,938) (12,716) (16,222)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 3,725 (42,309) 70,172 (112,481)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (32,296) 16,498 (48,794)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (384,025) (236,820) (147,205)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,000 (7,376) (2,069) (5,307)
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 (16,597) (10,785) (5,812)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 800 (10,141) 17,864 (28,005)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,300 (6,493) 30,570 (37,063)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 560 19,883 213,812 (193,929)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 39,430 (568,004) 579,378 (1,147,382)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (157,854) (150,649) (7,205)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 5,000 (78,927) (34,812) (44,115)
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 500 5,916 5,693 223
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,090 (897,542) (647,878) (249,664)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,290 (1,160,880) (901,628) (259,252)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,000 52,625 216,026 (163,401)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (157,908) (78,415) (79,493)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (236,862) (117,604) (119,258)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC .. 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 $ (34,002) $ 27,797 $ (61,799)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5,000 (165,097) (88,884) (76,213)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,150 (70,992) (35,560) (35,432)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,000 (99,058) (48,449) (50,609)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,000 (132,078) (48,137) (83,941)
Crown European Holdings SA . 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 700 (134,958) (105,054) (29,904)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 5,000 (85,677) 200,079 (285,756)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,350 (74,539) 218,969 (293,508)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,150 (33,769) 251,354 (285,123)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,350 (14,472) 107,571 (122,043)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 211,060 462,268 (251,208)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 19,700 (270,518) 1,032,878 (1,303,396)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 (25,279) 32,774 (58,053)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,710 (25,427) 41,176 (66,603)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,250 (67,683) 251,808 (319,491)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (15,925) 89,266 (105,191)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (19,110) 81,491 (100,601)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (68,877) 300,337 (369,214)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (24,199) 44,260 (68,459)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (24,199) 44,260 (68,459)
Stora Enso OYJ ........... 5.00 Quarterly Citibank NA 06/20/25 EUR 3,400 (785,316) (566,241) (219,075)
Stora Enso OYJ ........... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 4,140 (956,238) (668,537) (287,701)
Stora Enso OYJ ........... 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 (392,658) (295,563) (97,095)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 2,360 45,071 143,886 (98,815)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,375 26,260 104,783 (78,523)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,200 42,015 199,255 (157,240)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 1,437 (281,346) (278,731) (2,615)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 12/20/25 USD 631 (80,773) 22,795 (103,568)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 631 (80,773) 25,644 (106,417)
Avis Budget Car Rental LLC .. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 947 (121,159) 32,055 (153,214)
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,050 (87,924) (6,464) (81,460)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/25 EUR 6,510 (155,201) (24,771) (130,430)
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 8,020 (1,760,865) (1,322,273) (438,592)
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,010 (441,314) (401,605) (39,709)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 (11,794) 42,440 (54,234)
HeidelbergCement AG ...... 5.00 Quarterly Citibank NA 12/20/25 EUR 3,210 (787,699) (717,324) (70,375)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 3,528 73,419 (69,891)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 12,190 (185,555) 259,452 (445,007)
INEOS Group Holdings SA ... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,450 (218,850) (168,454) (50,396)
Intesa Sanpaolo SpA ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 3,610 100,497 170,057 (69,560)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 5,130 (1,179,735) (869,487) (310,248)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 1,565 2,481 (10,101) 12,582
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 1,565 2,481 (10,163) 12,644
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,480 2,347 11,930 (9,583)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,480 2,347 13,523 (11,176)
Lloyds Banking Group plc .... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 2,940 (45,937) 6,664 (52,601)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (77,110) (46,880) (30,230)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (77,110) (37,088) (40,022)
Santander Issuances SAU .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,210 (9,814) 125,999 (135,813)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 3,650 (46,683) 87,658 (134,341)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 2,000 (27,149) 56,604 (83,753)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,750 112,884 195,600 (82,716)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 06/20/26 USD 1,010 (127,873) (104,780) (23,093)
Cellnex Telecom SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 EUR 4,500 (1,036,440) (916,333) (120,107)
Cellnex Telecom SA ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 6,450 (1,485,564) (1,314,184) (171,380)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 6,410 (109,738) (35,194) (74,544)
Electricite de France SA ..... 1.00 Quarterly Goldman Sachs International 06/20/26 EUR 5,310 (180,608) (174,125) (6,483)
ELO SACA .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 5,920 (72,006) (19,972) (52,034)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Citibank NA 06/20/26 EUR 3,210 120,527 162,292 (41,765)
Koninklijke KPN NV ........ 1.00 Quarterly Deutsche Bank AG 06/20/26 EUR 1,864 16,105 (18,990) 35,095
Koninklijke KPN NV ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,715 32,103 — 32,103

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
LANXESS AG ............ 1.00 % Quarterly Goldman Sachs International 06/20/26 EUR 13,680 $ (406,216) $ (371,309) $ (34,907)
Next Group plc ........... 1.00 Quarterly Citibank NA 06/20/26 EUR 14,950 (158,386) (8,988) (149,398)
Nokia OYJ .............. 5.00 Quarterly Barclays Bank plc 06/20/26 EUR 9,210 (2,290,767) (2,018,030) (272,737)
Renault SA .............. 1.00 Quarterly Bank of America NA 06/20/26 EUR 4,310 245,845 219,590 26,255
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 2,028 115,693 129,017 (13,324)
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,712 211,720 236,102 (24,382)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 20,160 (404,452) (346,893) (57,559)
Republic of South Africa ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 3,580 197,296 215,677 (18,381)
Saipem Finance International BV 5.00 Quarterly Citibank NA 06/20/26 EUR 2,360 — (179,405) 179,405
SES SA ................ 1.00 Quarterly Barclays Bank plc 06/20/26 EUR 6,190 (46,174) (18,495) (27,679)
SoftBank Group Corp. ...... 1.00 Quarterly Citibank NA 06/20/26 JPY 507,135 130,903 131,436 (533)
SoftBank Group Corp. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 JPY 358,435 92,520 91,108 1,412
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 10,670 (50,976) 79,712 (130,688)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 7,460 (29,491) 44,151 (73,642)
$ – $ – $ –
$ (20,568,228) $ (4,837,253) $ (15,730,975)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BBB- USD 1,000 $ 148,717 $ 123,126 $ 25,591
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 7,900 119,949 (379,899) 499,848
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 23,695 359,771 (1,139,456) 1,499,227
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/24 NR USD 4,900 698,192 515,406 182,786
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Barclays Bank plc 12/20/24 BBB- USD 14,150 2,377,043 2,149,871 227,172
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 BBB- USD 1,000 167,989 160,762 7,227
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 1,500 238,810 180,033 58,777
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 NR USD 5,000 796,035 689,998 106,037
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 5,800 923,400 814,031 109,369
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 2,950 469,660 378,527 91,133
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 39,430 937,992 26,840 911,152
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 520 90,068 10,863 79,205
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 1,830 316,971 (16,270) 333,241
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 60 6,453 5,727 726
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 68,870 (53,736) 122,606
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 5,250 118,546 (122,529) 241,075
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 2,000 45,160 17,779 27,381
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,000 67,741 18,124 49,617
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 1,000 175,507 157,898 17,609
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,000 37,077 14,535 22,542
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,700 50,054 18,516 31,538

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Kraft Heinz Foods Co. .. 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,000 $ 37,077 $ 12,098 $ 24,979
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,275 187,612 152,562 35,050
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 750 110,360 89,801 20,559
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 1,500 220,720 192,862 27,858
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,125 312,686 240,794 71,892
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 19,700 500,563 (590,727) 1,091,290
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,000 360,686 271,489 89,197
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,200 396,754 341,048 55,706
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 1,300 234,446 195,958 38,488
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 667 120,229 103,689 16,540
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 3,000 541,029 374,165 166,864
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,115 14,237 (2,229) 16,466
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 2,540 32,433 (20,183) 52,616
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 2,280 350,707 301,420 49,287
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 2,890 531,057 471,105 59,952
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 1,490 273,798 238,095 35,703
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 594 56,546 54,042 2,504
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 856 81,429 80,143 1,286
Altice France SA ...... 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 870 82,785 77,708 5,077
Altice France SA ...... 5.00 Quarterly Citibank NA 12/20/25 B EUR 5,000 475,776 485,016 (9,240)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 1,060 100,865 83,777 17,088
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,021 97,154 76,306 20,848
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,000 95,155 74,736 20,419
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,910 181,747 108,447 73,300
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,170 111,332 89,913 21,419
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 2,000 42,567 8,984 33,583
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 545 94,623 94,081 542
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 909 157,704 156,902 802
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 2,000 346,950 330,067 16,883
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 545 94,623 94,879 (256)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 1,720 125,650 62,636 63,014
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,850 135,146 89,726 45,420
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 875 8,085 (14,282) 22,367
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 875 8,085 (16,188) 24,273
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 40 5,140 4,653 487
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 1,467 188,501 149,140 39,361
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 1,434 184,298 174,048 10,250
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 872 112,047 79,789 32,258

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
International Game
Technology plc ..... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 587 $ 75,391 $ 66,102 $ 9,289
Intrum AB ........... 5.00 Quarterly Bank of America NA 12/20/25 BB EUR 1,470 155,271 102,611 52,660
Intrum AB ........... 5.00 Quarterly Citibank NA 12/20/25 BB EUR 1,560 164,777 42,444 122,333
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 3,000 316,879 218,067 98,812
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB EUR 590 62,335 57,143 5,192
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB EUR 850 89,767 82,290 7,477
Kraft Heinz Foods Co. .. 1.00 Quarterly Barclays Bank plc 12/20/25 BB+ USD 1,538 25,635 (689) 26,324
Loxam SAS ......... 5.00 Quarterly Barclays Bank plc 12/20/25 CCC+ EUR 1,440 51,559 18,016 33,543
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 12/20/25 CCC+ EUR 860 30,792 1,289 29,503
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/25 CCC+ EUR 570 20,409 (3,397) 23,806
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/25 CCC+ EUR 370 13,248 2,759 10,489
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,290 463,919 358,388 105,531
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 366 (43,004) (64,639) 21,635
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 504 (59,180) (87,714) 28,534
Novafives SAS ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,000 (234,904) (304,909) 70,005
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 2,000 306,002 326,394 (20,392)
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 2,890 (217,120) (190,505) (26,615)
thyssenkrupp AG ...... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB- EUR 1,430 (107,433) (108,606) 1,173
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 769 141,403 136,993 4,410
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 462 84,842 80,074 4,768
T-Mobile USA, Inc. ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB USD 769 141,403 134,603 6,800
UPC Holding BV ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 B EUR 1,440 223,885 200,805 23,080
Virgin Media Finance plc . 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 1,500 218,175 186,997 31,178
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,960 430,533 339,343 91,190
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 40 5,818 4,949 869
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 3,000 436,351 375,179 61,172
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 300 43,635 37,118 6,517
Vue International Bidco plc 5.00 Quarterly Citibank NA 12/20/25 NR EUR 590 (33,439) (38,019) 4,580
Ziggo Bond Co. BV .... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 1,550 239,574 215,016 24,558
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,520 544,064 465,002 79,062
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,090 477,602 417,354 60,248
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,610 248,848 210,690 38,158
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 1,848 145,970 126,735 19,235
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ EUR 1,848 145,970 139,312 6,658
Cirsa Finance International
SARL ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 744 22,677 — 22,677

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Cirsa Finance International
SARL ........... 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,079 $ 32,903 $ (8,145) $ 41,048
Cirsa Finance International
SARL ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,850 56,388 (27,551) 83,939
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 1,690 106,332 105,471 861
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 1,680 105,703 104,847 856
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 B EUR 20 1,258 1,059 199
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly Deutsche Bank AG 06/20/26 NR EUR 3,895 109,849 67,661 42,188
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly Deutsche Bank AG 06/20/26 NR EUR 3,895 109,849 70,024 39,825
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 3,705 104,491 78,888 25,603
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 3,705 104,491 83,821 20,670
Dell, Inc. ............ 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 3,125 19,233 (37,910) 57,143
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- USD 1,000 6,155 (12,127) 18,282
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 20 2,478 2,180 298
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 1,110 137,524 122,816 14,708
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB EUR 740 74,271 55,221 19,050
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 1,500 22,251 13,342 8,909
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,530 37,530 22,512 15,018
Loxam SAS ......... 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 1,110 17,400 (8,688) 26,088
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 1,110 160,088 136,233 23,855
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 BB+ USD 1,600 253,571 234,020 19,551
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 1,500 237,723 219,444 18,279
Petroleos Mexicanos ... 1.00 Quarterly
Goldman Sachs
International 06/20/26 BBB USD 7,460 (980,266) (1,009,416) 29,150
Telecom Italia SpA ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB+ EUR 1,850 (77,384) (100,556) 23,172
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB USD 3,000 594,879 547,594 47,285
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 06/20/26 BB USD 1,250 247,866 230,909 16,957
Unilabs Subholding AB .. 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 1,104 211,471 200,018 11,453
Unilabs Subholding AB .. 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 736 140,981 130,813 10,168
UPC Holding BV ...... 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 1,850 290,418 269,934 20,484
UPC Holding BV ...... 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 925 145,209 134,409 10,800
UPC Holding BV ...... 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 925 145,209 134,409 10,800
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 1,490 214,861 185,302 29,559
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 1,500 7,364 — 7,364
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 2,000 9,818 7,873 1,945
Yum! Brands, Inc. ..... 1.00 Quarterly Citibank NA 06/20/26 BB- USD 1,500 7,364 (7,326) 14,690
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,110 172,269 156,781 15,488
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 850 84,219 (14,489) 98,708
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/27 B EUR 697 51,382 (36,814) 88,196
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 1,570 219,934 187,910 32,024
$ 23,041,343 $ 14,074,280 $ 8,967,063

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $38,078 of net dividends and financing fees.
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Diamondback Energy,
Inc. ........... Quarterly 3 month LIBOR
At
Termination Credit Suisse International 06/09/21 USD — $ (114) $ — $ (114)
Diamondback Energy,
Inc. ........... At Termination 3 month LIBOR
At
Termination Credit Suisse International 06/09/21 USD 1 1,104 — 1,104
Seagate Technology plc Quarterly 3 month LIBOR Quarterly
Merrill Lynch International
& Co. 08/09/21 USD 21 (445,595) — (445,595)
ConocoPhillips ..... Quarterly
3 month LIBOR
minus 0.30% Quarterly Credit Suisse International 10/18/21 USD 5 (1,248) — (1,248)
Choice Hotels
International, Inc. .. Quarterly
3 month LIBOR
minus 0.20% Quarterly BNP Paribas SA 11/15/21 USD 2 (7,538) — (7,538)
$ (453,391) $ — $ (453,391)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 20,232,786 $ 857,453
(c)
$ 21,052,161 2.8%
(b)
Range: 0-175 basis points
Benchmarks: Euro Interbank Offer Rate:
EUR 1 Week
Intercontinental Exchange LIBOR:
CHF 1 Week
GBP 1 Week
JPY 1 Week
Stockholm Interbank Offer Rate 1 week
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of April 30, 2021, expiration date 2/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 77,089 $ 3,296,446 15.7%
Brazil
Oi SA, ADR ............. 1,176,779 1,800,472 8.5
Shares Value
% of Basket
Value
Finland
Nordea Bank Abp ......... 159,001 $ 1,647,979 7.8%
France
Electricite de France SA ..... 243,192 3,548,455 16.8
Italy
Telecom Italia SpA ........ 10,322,894 6,021,209 28.6
Spain
Cellnex Telecom SA ....... 87,091 4,926,223 23.4

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
Shares Value
% of Basket
Value
Switzerland
UBS Group AG (Registered) .. 48,739 $ 744,274 3.5%
United Kingdom
Liberty Global plc, Class A ... 153,533 4,130,037 19.6
United States
Coty, Inc., Class A ......... 91,093 911,841 4.3
iShares iBoxx $ High Yield
Corporate Bond ETF ..... 55,000 4,809,200 22.8
Morgan Stanley .......... 5,051 416,960 2.0
Southwest Airlines Co. ...... 10,000 627,800 3.0
6,765,801
Total Reference Entity — Long ............ 32,880,896
Reference Entity — Short
Austria
ams AG ................ (39,281) (681,063) (3.2)
Shares Value
% of Basket
Value
France
SMCP SA .............. (78,175) $ (637,208) (3.0) %
TOTAL SE .............. (14,369) (635,078) (3.0)
(1,272,286)
Japan
SoftBank Group Corp. ...... (6,074) (547,332) (2.6)
Switzerland
Credit Suisse Group AG ..... (664,121) (7) (0.0)
Credit Suisse Group AG
(Registered) ........... (664,121) (6,959,976) (33.0)
(6,959,983)
United Kingdom
ASOS plc .............. (15,066) (1,086,122) (5.1)
United States
CommScope Holding Co., Inc. (77,930) (1,281,949) (6.1)
Total Reference Entity — Short ............ (11,828,735)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 21,052,161
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.01
3 month LIBOR ....................................... London Interbank Offered Rate 0.18
Glossary of Terms Used in this Report
Currency Abbreviations
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 5,483,033 $ — $ 5,483,033
Ireland .............................................. — 32,841,960 1,625,224 34,467,184
Netherlands ........................................... — 3,679,721 — 3,679,721
United Kingdom ........................................ — 2,875,491 — 2,875,491
Common Stocks:
Brazil ............................................... 1,032,475 — — 1,032,475
Canada ............................................. — 1,520,557 — 1,520,557
Italy ................................................ — 100,703 — 100,703
Luxembourg .......................................... 7,195,573 — — 7,195,573
United Kingdom ........................................ 86,193 — 40 86,233
United States .......................................... 34,039,860 788,528 38,522 34,866,910
Corporate Bonds
Argentina ............................................ — 220,379 — 220,379
Australia ............................................. — 3,699,196 — 3,699,196
Austria .............................................. — 13,279,513 — 13,279,513
Bahrain ............................................. — 433,700 — 433,700
Belgium ............................................. — 2,118,000 — 2,118,000
Brazil ............................................... — 9,528,163 — 9,528,163
Canada ............................................. — 5,227,712 — 5,227,712
Chile ............................................... — 1,322,476 — 1,322,476
China ............................................... — 16,149,974 — 16,149,974
Colombia ............................................ — 496,855 — 496,855
Dominican Republic ..................................... — 210,625 — 210,625
France .............................................. — 43,892,501 — 43,892,501
Germany ............................................ — 20,868,203 — 20,868,203
Greece .............................................. — 230,727 — 230,727
Guatemala ........................................... — 564,752 — 564,752
Hong Kong ........................................... — 670,059 — 670,059
India ............................................... — 1,699,823 — 1,699,823
Indonesia ............................................ — 924,975 — 924,975

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
Level 1 Level 2 Level 3 Total
Ireland .............................................. $ — $ 5,288,484 $ — $ 5,288,484
Israel ............................................... — 1,043,182 — 1,043,182
Italy ................................................ — 59,408,116 — 59,408,116
Japan ............................................... — 32,087,954 — 32,087,954
Kuwait .............................................. — 251,449 — 251,449
Luxembourg .......................................... — 36,551,234 — 36,551,234
Macau .............................................. — 558,365 — 558,365
Malaysia ............................................. — 578,961 — 578,961
Mexico .............................................. — 1,681,120 — 1,681,120
Netherlands ........................................... — 29,805,631 — 29,805,631
Oman ............................................... — 413,890 — 413,890
Panama ............................................. — 206,665 — 206,665
Paraguay ............................................ — 107,572 — 107,572
Peru ................................................ — 467,542 — 467,542
Portugal ............................................. — 8,112,783 — 8,112,783
Saudi Arabia .......................................... — 210,573 — 210,573
Singapore ............................................ — 201,038 — 201,038
South Africa ........................................... — 220,690 — 220,690
South Korea .......................................... — 517,594 — 517,594
Spain ............................................... — 64,856,743 — 64,856,743
Sweden ............................................. — 6,989,663 — 6,989,663
Switzerland ........................................... — 29,847,196 233,024 30,080,220
Tanzania, United Republic of ............................... — 420,330 — 420,330
Thailand ............................................. — 961,872 — 961,872
Ukraine ............................................. — 192,350 — 192,350
United Arab Emirates .................................... — 1,312,267 — 1,312,267
United Kingdom ........................................ — 162,301,416 — 162,301,416
United States .......................................... — 347,676,459 84,971,168 432,647,627
Floating Rate Loan Interests:
Canada ............................................. — 10,913,202 2,590,039 13,503,241
France .............................................. — 22,601,465 — 22,601,465
Germany ............................................ — 9,471,242 — 9,471,242
Jersey, Channel Islands ................................... — — 294,738 294,738
Luxembourg .......................................... — 23,022,757 9 23,022,766
Netherlands ........................................... — 31,529,521 — 31,529,521
Norway .............................................. — 2,404,693 — 2,404,693
Singapore ............................................ — 3,362,884 — 3,362,884
Spain ............................................... — 14,952,842 — 14,952,842
Sweden ............................................. — 13,140,116 — 13,140,116
United Kingdom ........................................ — 35,705,661 — 35,705,661
United States .......................................... — 242,164,274 2,446,725 244,610,999
Foreign Agency Obligations ................................. — 28,185,694 — 28,185,694
Foreign Government Obligations .............................. — 10,723,049 — 10,723,049
Non-Agency Mortgage-Backed Securities ........................ — 5,482,203 — 5,482,203
Capital Trusts ........................................... — 6,327,265 — 6,327,265
U.S. Treasury Obligations ................................... — 4,770,998 — 4,770,998
Warrants .............................................. 407,896 57,667 141,668 607,231
Short-Term Securities:
Borrowed Bond Agreements ................................. — 101,728,657 — 101,728,657
Money Market Funds ...................................... 81,226,202 — — 81,226,202
Options Purchased:
Credit contracts .......................................... — 354,170 — 354,170
Equity contracts .......................................... 9,085,656 — — 9,085,656
Liabilities:
Borrowed Bonds ......................................... — (99,075,220) — (99,075,220)
$ 133,073,855 $ 1,428,921,905 $ 92,341,157 $ 1,654,336,917
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 9,465,817 $ — $ 9,465,817
Equity contracts ........................................... 411,654 858,557 — 1,270,211
Foreign currency exchange contracts ............................ — 8,994,155 — 8,994,155
Interest rate contracts ....................................... 764,771 4,855 — 769,626
Liabilities:
Credit contracts ........................................... — (17,963,174) — (17,963,174)
Equity contracts ........................................... (2,675,490) (454,495) — (3,129,985)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 31, 2021
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ (14,815,932) $ — $ (14,815,932)
Interest rate contracts ....................................... (224,379) (3,479) — (227,858)
$ (1,723,444) $ (13,913,696) $ — $ (15,637,140)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $35,693,944 are categorized as Level 2 within the disclosure hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests Warrants Total
Investments:
Assets:
Opening balance, as of July 31, 2020 ........................................... $ — $ 285,313 $ 81,446,905 $ 19,245,957 $ 22,042 $ 101,000,217
Transfers into level 3 ..................................................... — — — — — —
Transfers out of level 3 .................................................... — — — — — —
Accrued discounts/premiums ................................................. 323 — — 10,837 — 11,160
Net realized loss ......................................................... — (145,744) — (212) — (145,956)
Net change in unrealized appreciation (depreciation)
(a)
................................ (29,751) (187,565) 12,616,117 840,168 262,466 13,501,435
Purchases ............................................................. 1,654,652 86,808 218,998 6,176,070 83,475 8,220,003
Sales ................................................................ — (250) (9,077,828) (20,941,309) (226,315) (30,245,702)
Closing balance, as of April 30, 2021 ............................................
$ 1,625,224 $ 38,562 $ 85,204,192 $ 5,331,511 $ 141,668 $ 92,341,157
Net change in unrealized appreciation (depreciation) on investments still held a t April 30, 2021
(a)
.....
$ (29,751) $ (47,996) $ 12,616,117 $ 46,172 $ 58,193 $ 12,642,735
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $7,269,834. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 38,407 Market Time to Exit 1.3 – 2.1 years 1.8 years
Volatility 49% - 51% 50%
Corporate Bonds ........................... 84,971,168 Income Discount Rate 5% - 9% 7%
Floating Rate Interest ........................ 9 Market
Estimated Recovery
Value
— —
Warrants ................................ 61,739 Market Time to Exit 1.2 – 0.3 years 1.1 years
Volatility 32% - 60% 55%
$ 85,071,323